UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7440

DIMENSIONAL EMERGING MARKETS VALUE FUND

(Exact name of registrant as specified in charter)

6300 Bee Cave Road, Building One, Austin, TX 78746

(Address of principal executive offices) (Zip code)

Catherine L. Newell, Esquire, Vice President and Secretary

Dimensional Emerging Markets Value Fund,

6300 Bee Cave Road, Building One, Austin, TX 78746

(Name and address of agent for service)

Registrant’s telephone number, including area code: (512) 306-7400

Date of fiscal year end: October 31

Date of reporting period: January 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

Dimensional Emerging Markets Value Fund

Form N-Q

January 31, 2010

(Unaudited)

DIMENSIONAL EMERGING MARKETS VALUE FUND

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments

Investment Abbreviations

ADR	American Depository Receipt
FNMA	Federal National Mortgage Association
NVDR	Non-Voting Depository Receipt
P.L.C.	Public Limited Company

Investment Footnotes

†	See Security Valuation Note within the Notes to Schedule of Investments.
††	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedule of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from securities on loan.
##	See Federal Tax Cost Note within the Notes to Schedule of Investments.
—	Amounts designated as — are either zero or rounded to zero.
§	Affiliated Fund.

DIMENSIONAL EMERGING MARKETS VALUE FUND

SCHEDULE OF INVESTMENTS

January 31, 2010

(Unaudited)

	Shares	Value††
COMMON STOCKS — (87.5%)
BRAZIL — (6.2%)
*Acucar Guarani SA	1,508,100	$4,832,320
*Banco ABC Brasil SA	647,946	4,159,229
*Banco Alfa de Investimento SA	98,700	429,358
*Banco Cruzeiro do Sul SA	10,000	66,844
Banco Daycoval SA	540,450	2,666,411
*Banco do Brasil SA	148,980	2,220,869
Banco do Estado do Rio Grande do Sul SA	1,177,255	8,181,454
*Banco Industrial e Comercial SA	1,292,200	8,171,366
*Banco Panamericano SA	1,106,800	6,417,679
*Banco Pine SA	285,300	1,649,745
*Banco Santander Brasil SA ADR	342,064	4,118,451
*Banco Sofisa SA	715,300	1,950,473
*Bematech SA	391,800	1,964,196
BM&F Bovespa SA	13,089,600	88,398,201
*BR Malls Participacoes SA	449,200	4,885,199
*Brasil Brokers Participacoes SA	4,600	19,327
*Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais SA	2,988,700	2,124,593
BRF - Brasil Foods SA	131,400	3,147,317
BRF - Brasil Foods SA ADR	165,508	7,959,282
*Brookfield Incorporacoes SA	2,757,400	12,082,824
*Camargo Correa Desenvolvimento Imobiliario SA	631,700	1,890,073
Cia Providencia Industria e Comercio SA	229,050	959,944
#*Cia Vale do Rio Doce	290,000	7,479,100
*Construtora Tenda SA	1,079,700	2,852,470
*Cosan SA Industria e Comercio	1,937,900	21,897,756
*CR2 Empreendimentos Imobiliarios SA	57,300	167,492
Cremer SA	354,225	2,931,517
Duratex SA	2,716,944	23,335,450
#Empresa Brasileira de Aeronautica SA ADR	1,195,061	25,371,145
Eternit SA	799,034	3,539,487
*Even Construtora e Incorporadora SA	1,219,620	4,884,950
*EZ Tec Empreendimentos e Participacoes SA	878,300	3,797,424
Ferbasa-Ferro Ligas da Bahia SA	385,565	2,378,844
*Fertilizantes Heringer SA	120,200	705,258
*Fibria Celulose SA	238,670	4,328,985
#*Fibria Celulose SA Sponsored ADR	2,219,331	40,569,371
*Financeira Alfa SA	36,400	70,869
*Gafisa SA	1,549,100	20,027,356
#*Gafisa SA ADR	168,277	4,324,719
*General Shopping Brasil SA	300,930	1,578,885
Gerdau SA	1,869,600	19,340,690
*Globex Utilidades SA	45,131	318,431
#*Gol Linhas Aereas Inteligentes SA Sponsored ADR	96,429	1,176,434
Grendene SA	1,152,945	5,357,983
*Guararapes Confeccoes SA	24,900	977,507
*Helbor Empreendimentos SA	25,100	180,960
*IdeiasNet SA	1,004,700	2,617,017
Iguatemi Empresa de Shopping Centers SA	358,760	5,422,320
Industrias Romi SA	626,500	4,686,286
*Inepar SA Industria e Construcoes	15,360	62,744
*Inpar SA	1,245,250	2,325,347
#Itau Unibanco Holding SA ADR	808,861	15,497,773
*JBS SA	3,909,700	19,372,201
JHSF Participacoes SA	1,733,800	3,173,268
*Kepler Weber SA	6,222,700	1,848,654
*Klabin Segall SA	420,300	1,157,219
*Kroton Educacional SA	191,332	1,938,696
*Log-in Logistica Intermodal SA	751,000	3,426,313

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
*M Dias Branco SA	167,100	$4,294,958
*Magnesita Refratarios SA	1,342,306	10,524,818
Marfrig Alimentos SA	760,855	9,081,824
*Medial Saude SA	542,500	4,604,775
Metalfrio Solutions SA	100,200	664,456
*Minerva SA	438,400	1,602,428
*MPX Energia SA	386,000	4,720,053
*Multiplan Empreendimentos Imobiliarios SA	142,037	2,260,536
*Obrascon Huarte Lain Brasil SA	271,800	5,118,780
*Parana Banco SA	83,700	432,931
*Paranapanema SA	761,267	2,689,675
*PDG Realty SA Empreendimentos e Participacoes	1,302,400	10,370,835
*Petroleo Brasileiro SA ADR	558,621	20,155,046
*Plascar Participacoes Industriais SA	1,198,400	2,320,509
Porto Seguro SA	447,730	4,503,427
*Profarma Distribuidora de Produtos Farmaceuticos SA	45,825	433,940
*Rodobens Negocios Imobiliarios SA	181,150	1,623,142
*Rossi Residencial SA	1,678,700	11,666,297
*Sao Carlos Empreendimentos e Participacoes SA	80,800	692,265
Sao Martinho SA	409,050	3,906,048
*SLC Agricola SA	17,000	162,334
*Springs Global Participacoes SA	71,600	190,300
*Sul America SA	467,095	12,141,992
*TPI - Triunfo Participacoes e Investimentos SA	10,900	37,586
*TRISUL SA	59,000	215,968
*Universo Online SA	479,100	2,338,313
Usinas Siderurgicas de Minas Gerais SA	1,025,500	27,005,740

TOTAL BRAZIL		571,175,052

CHILE — (2.8%)
Almendral SA	1,120,749	113,123
*Banco de Credito e Inversiones SA Series A	128,959	4,798,131
*Cementos Bio-Bio SA	665,307	1,459,842
Centros Comerciales Sudamericanos SA	3,680,515	13,009,262
*Cintac SA	153,487	78,750
*Compania Cervecerias Unidas SA	143,000	1,109,948
Compania de Consumidores de Gas Santiago SA	155,648	715,725
Compania General de Electricidad SA	883,589	5,580,385
*Compania SudAmericana de Vapores SA	13,715,527	10,572,549
*CorpBanca SA	1,179,415,521	9,708,068
#*CorpBanca SA ADR	400	16,400
*Cristalerias de Chile SA	264,624	3,029,518
*Embotelladora Andina SA Series A ADR	35,924	575,502
Empresa Nacional de Electricidad SA	33,756	57,798
Empresa Nacional de Telecomunicaciones SA	8,845	127,479
*Empresas CMPC SA	1,512,741	66,097,632
Empresas Copec SA	2,027,911	32,554,917
*Empresas Iansa SA	22,761,793	1,666,853
Enersis SA	31,903,095	14,667,754
#Enersis SA Sponsored ADR	3,017,368	69,278,769
*Industrias Forestales SA	3,436,382	852,375
Inversiones Aguas Metropolitanas SA	2,043,020	2,492,555
*Inversiones Frimetal SA	2,440,814	15,718
*Madeco SA	49,034,820	2,984,565
*Masisa SA	36,430,742	5,039,551
*Minera Valparaiso SA	7,500	235,976
*Parque Arauco SA	2,321,575	2,830,541
*Ripley Corp. SA	1,898,893	1,583,317
*Salfacorp SA	472,731	808,180
Sociedad Quimica y Minera de Chile SA Series A	42,776	1,754,787
Sociedad Quimica y Minera de Chile SA Series B	91,699	3,407,088

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
CHILE — (Continued)
*Socovesa SA	1,912,357	$693,280
*Soquimic Comercial SA	198,000	86,892
Vina Concha Y Toro SA Sponsored ADR	4,586	211,644
*Vina San Pedro Tarapaca SA	86,964,000	663,721

TOTAL CHILE		258,878,595

CHINA — (10.8%)
#*Agile Property Holdings, Ltd.	6,754,000	8,410,264
*Aluminum Corp. of China, Ltd.	28,000	27,821
#*Aluminum Corp. of China, Ltd. ADR	287,695	7,137,713
*AMVIG Holdings, Ltd.	3,391,100	1,391,038
#*Angang Steel Co., Ltd.	6,325,640	10,905,520
#*Anton Oilfield Services Group	3,614,000	366,353
#*Asia Cement China Holdings Corp.	2,343,000	1,125,154
#*Bank of China, Ltd.	261,806,000	125,570,209
*Bank of Communications Co., Ltd.	7,028,000	7,056,713
*Baoye Group Co., Ltd.	1,369,120	871,086
*Beijing Capital International Airport Co., Ltd.	11,296,000	6,324,416
#*Beijing Capital Land, Ltd.	5,876,000	2,032,623
*Beijing Enterprises Holdings, Ltd.	5,599,500	38,870,835
*Beijing Jingkelong Co., Ltd.	125,000	105,253
#*Beijing North Star Co., Ltd.	4,538,000	1,422,317
Bosideng International Holdings, Ltd.	12,174,000	2,424,783
#*Brilliance China Automotive Holdings, Ltd.	13,708,000	3,574,153
#*BYD Electronic International Co., Ltd.	4,256,000	3,545,362
*Casil Energine International (Holdings), Ltd.	1,464,000	162,798
*Catic Shenzhen Holdings, Ltd.	2,458,000	871,525
*Central China Real Estate, Ltd.	3,020,000	711,411
Chaoda Modern Agriculture (Holdings), Ltd.	30,559,412	29,904,752
#*China Aerospace International Holdings, Ltd.	8,570,000	1,392,710
#*China Agri-Industries Holdings, Ltd.	8,878,000	12,117,962
#*China Aoyuan Property Group, Ltd.	7,628,000	1,191,131
*China BlueChemical, Ltd.	8,410,878	5,467,424
*China Citic Bank	29,402,000	19,537,285
*China Coal Energy Co.	2,704,000	4,091,768
#*China Communications Construction Co., Ltd.	16,327,000	15,068,975
*China Communications Services Corp., Ltd.	10,345,382	5,242,115
*China Construction Bank Corp.	55,971,000	42,758,433
#*China COSCO Holdings Co., Ltd.	1,981,500	2,341,319
*China Everbright, Ltd.	7,443,600	17,464,345
#*China Foods, Ltd.	1,000,200	847,321
#*China Grand Forestry Green Resources Group, Ltd.	25,150,000	867,241
#*China Green (Holdings), Ltd.	3,996,800	4,729,677
*China Haidian Holdings, Ltd.	11,853,000	1,214,850
*China Haisheng Juice Holdings Co., Ltd.	48,000	7,001
#*China Huiyuan Juice Group, Ltd.	2,864,483	1,850,249
*China Merchants Holdings (International) Co., Ltd.	2,197,167	7,328,587
*China Mining Resources Group, Ltd.	20,710,000	616,664
*China Mobile, Ltd.	4,500	42,305
#*China Molybdenum Co., Ltd.	1,686,000	1,305,955
#*China Nickel Resources Holding Co., Ltd.	3,018,000	540,297
*China Oil & Gas Group, Ltd.	3,680,000	527,345
*China Oilfield Services, Ltd.	264,000	311,994
*China Petroleum and Chemical Corp. (Sinopec)	46,000	35,786
#*China Petroleum and Chemical Corp. (Sinopec) ADR	128,120	9,953,643
#*China Pharmaceutical Group, Ltd.	12,982,000	6,607,321
#*China Properties Group, Ltd.	3,630,000	988,154
*China Railway Construction Corp., Ltd.	6,693,500	8,401,281
#*China Rare Earth Holdings, Ltd.	14,431,000	3,235,707
*China Resources Enterprise, Ltd.	6,590,000	21,723,486
#*China Resources Land, Ltd.	9,264,000	16,668,873

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
CHINA — (Continued)
*China Resources Microelectronics, Ltd.	17,050,000	$700,326
#*China Shipping Container Lines Co., Ltd.	32,569,700	12,206,041
#*China Shipping Development Co., Ltd.	894,000	1,393,116
#*China Starch Holdings, Ltd.	1,315,000	274,612
#*China Travel International Investment Hong Kong, Ltd.	21,415,000	5,305,818
*China Unicom Hong Kong, Ltd.	2,354,000	2,626,182
#*China Unicom Hong Kong, Ltd. ADR	3,936,592	44,089,830
*China Zenith Chemical Group, Ltd.	13,420,000	386,823
#*Chongqing Iron and Steel Co., Ltd.	2,686,000	849,097
#*Chongqing Machinery & Electric Co., Ltd.	4,172,000	952,802
*CITIC Pacific, Ltd.	6,427,000	13,609,043
#*CITIC Resources Holdings, Ltd.	14,486,000	3,581,736
*Clear Media, Ltd.	570,000	330,767
*Coastal Greenland, Ltd.	4,978,000	341,599
#*COSCO International Holdings, Ltd.	3,310,000	1,543,101
#*COSCO Pacific, Ltd.	16,806,000	24,450,510
*Coslight Technology International Group, Ltd.	32,000	43,115
#*Country Garden Holdings Co.	19,151,000	6,372,538
*Dachan Food Asia, Ltd.	1,221,000	247,451
#*Dalian Port (PDA) Co., Ltd.	13,298,000	5,318,879
*Denway Motors, Ltd.	57,266,000	32,630,953
*Digital China Holdings, Ltd.	1,548,000	2,440,483
*Dongfeng Motor Corp.	7,804,000	10,179,648
*Dongyue Group	787,000	121,023
#*Dynasty Fine Wines Group, Ltd.	9,454,600	2,729,457
#*First Tractor Co., Ltd.	1,116,000	739,184
#*Fosun International, Ltd.	8,032,000	5,661,059
#*Franshion Properties China, Ltd.	18,304,000	6,002,484
*FU JI Food & Catering Services	1,275,000	—
#*Fufeng Group, Ltd.	1,168,000	732,308
*Fushan International Energy Group, Ltd.	1,444,000	1,239,223
#*Global Bio-Chem Technology Group Co., Ltd.	24,527,400	6,847,965
*Goldbond Group Holdings, Ltd.	1,070,000	76,958
*Golden Meditech Company, Ltd.	664,000	130,090
*Goldlion Holdings, Ltd.	678,000	180,168
*Great Wall Motor Co., Ltd.	3,555,000	4,824,823
#*Great Wall Technology Co., Ltd.	1,178,000	501,029
*Greentown China Holdings, Ltd.	3,766,000	4,524,615
#*Guangshen Railway Co., Ltd. Sponsored ADR	417,917	8,437,744
#*Guangzhou Investment Co., Ltd.	23,938,000	5,784,073
*Guangzhou Pharmaceutical Co., Ltd.	3,912,000	2,976,944
#*Guangzhou R&F Properties Co., Ltd.	975,200	1,366,475
#*GZI Transportation, Ltd.	2,788,777	1,084,166
*Hainan Meilan International Airport Co., Ltd.	1,891,000	2,185,761
*Haitian International Holdings, Ltd.	859,000	452,246
#*Harbin Power Equipment Co., Ltd.	6,500,000	5,181,987
#*Hidili Industry International Development, Ltd.	4,722,000	4,945,779
#*HKC (Holdings), Ltd.	15,023,799	1,096,393
#*Honghua Group, Ltd.	7,280,000	1,106,207
#*Hopson Development Holdings, Ltd.	4,790,000	5,930,819
Hua Han Bio-Pharmaceutical Holdings, Ltd.	1,580,850	425,438
#*Hunan Non-Ferrous Metal Corp., Ltd.	8,706,000	3,426,310
*Industrial & Commercial Bank of China, Ltd.	19,791,000	14,413,879
*Intime Department Store Group Co., Ltd.	321,000	274,175
*Jingwei Textile Machinery Co., Ltd.	32,000	10,615
*Ju Teng International Holdings, Ltd.	4,064,000	3,506,927
*Kai Yuan Holdings, Ltd.	13,900,000	622,737
*Kasen International Holdings, Ltd.	265,000	88,770
*Kingboard Chemical Holdings, Ltd.	1,945,500	8,248,956
*Kingboard Laminates Holdings, Ltd.	2,197,000	1,548,621
*Kingway Brewery Holdings, Ltd.	814,000	156,903

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
CHINA — (Continued)
*KWG Property Holding, Ltd.	7,797,000	$4,712,088
Lai Fung Holdings, Ltd.	9,071,000	288,173
*Lianhua Supermarket Holdings Co., Ltd.	411,000	1,072,357
#*Lingbao Gold Co., Ltd.	1,520,000	545,860
*Lonking Holdings, Ltd.	3,010,000	1,837,858
#*Maanshan Iron & Steel Co., Ltd.	23,102,000	13,804,530
*Media China Corp., Ltd.	26,262,500	163,713
*Min Xin Holdings, Ltd.	886,000	362,757
*Mingyuan Medicare Development Co., Ltd.	1,531,900	243,270
*Minmetals Resources, Ltd.	3,928,000	1,302,688
*Minth Group, Ltd.	530,000	668,756
*Nan Hai Corp., Ltd.	18,400,000	207,026
*Nanjing Panda Electronics Co., Ltd.	70,000	19,168
#*Neo-China Land Group (Holdings), Ltd.	9,446,000	6,192,742
*NetDragon Websoft, Inc.	1,191,000	618,092
New World China Land, Ltd.	8,540,400	2,609,447
Nine Dragons Paper Holdings, Ltd.	14,213,000	19,864,950
#*Oriental Ginza Holdings, Ltd.	804,000	176,704
#*PetroChina Co., Ltd. ADR	32,000	3,567,680
#*PICC Property & Casualty Co., Ltd.	5,992,000	5,403,632
*Poly Hong Kong Investment, Ltd.	1,806,000	1,788,525
*Qin Jia Yuan Media Services Co., Ltd.	2,093,450	388,449
#*Qingling Motors Co., Ltd.	12,306,000	2,850,228
*Qunxing Paper Holdings Co., Ltd.	1,469,163	571,805
*Regent Manner International, Ltd.	1,106,000	532,907
*REXLot Holdings, Ltd.	3,856,150	459,725
*Scud Group, Ltd.	752,000	75,394
#*Semiconductor Manufacturing International Corp.	48,688,000	3,626,650
*Semiconductor Manufacturing International Corp. ADR	892,564	3,311,412
*Shandong Chenming Paper Holdings, Ltd.	1,780,500	1,158,289
*Shandong Molong Petroleum Machinery Co., Ltd.	90,800	104,367
#*Shanghai Forte Land Co., Ltd.	5,026,000	1,348,705
*Shanghai Industrial Holdings, Ltd.	7,759,000	36,055,872
#*Shanghai Jin Jiang International Hotels Group Co., Ltd.	5,406,000	1,632,324
*Shanghai Prime Machinery Co., Ltd.	3,728,000	789,137
*Shanghai Zendai Property, Ltd.	11,010,000	451,360
*Shenzhen International Holdings, Ltd.	39,207,500	2,917,973
*Shenzhen Investment, Ltd.	12,964,000	4,621,147
*Shenzhou International Group	468,000	586,923
*Shimao Property Holdings, Ltd.	13,759,500	21,102,958
#*Shougang Concord International Enterprises Co., Ltd.	18,544,000	3,787,179
*Shui On Land, Ltd.	18,442,338	8,734,506
#*Sichuan Xinhua Winshare Chainstore Co., Ltd.	2,235,000	925,702
#*Silver Grant International Industries, Ltd.	1,194,000	422,001
#Sino Biopharmaceutical, Ltd.	741,999	215,463
#*Sino Union Petroleum & Chemical International, Ltd.	10,440,000	1,175,800
*SinoCom Software Group, Ltd.	1,602,000	207,408
#*Sinofert Holdings, Ltd.	12,038,000	6,972,270
*Sinolink Worldwide Holdings, Ltd.	9,384,000	1,529,949
*SinoMedia Holding, Ltd.	65,830	17,469
*Sino-Ocean Land Holdings, Ltd.	15,008,239	12,131,154
*Sinopec Kantons Holdings, Ltd.	9,174,300	4,018,970
#*Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	114,695	3,969,594
*Sinotrans, Ltd.	26,720,000	7,213,503
#*Sinotruk Hong Kong, Ltd.	3,327,500	3,873,768
#*Soho China, Ltd.	13,865,000	6,770,237
*Solargiga Energy Holdings, Ltd.	46,000	10,225
*SPG Land Holdings, Ltd.	1,723,000	859,416
#*SRE Group, Ltd.	15,566,000	1,386,462
#*TCL Multimedia Technology Holdings, Ltd.	2,484,200	1,995,813
#*Tian An China Investments Co., Ltd.	7,396,000	4,614,718

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
CHINA — (Continued)
*Tiangong International Co., Ltd.	292,000	$93,045
*Tianjin Capital Environmental Protection Group Co., Ltd.	452,000	153,924
*Tianjin Port Development Holdings, Ltd.	3,092,000	916,915
*Tomson Group, Ltd.	1,510,000	590,718
#*TPV Technology, Ltd.	6,112,000	3,841,673
#*Travelsky Technology, Ltd.	8,035,000	6,589,048
*United Energy Group, Ltd.	704,000	51,457
*Vinda International Holdings, Ltd.	1,240,000	791,900
#*Weiqiao Textile Co., Ltd.	1,990,500	1,318,476
*Wuyi International Pharmaceutical Co., Ltd.	1,812,500	176,803
*Xiamen International Port Co., Ltd.	4,892,000	880,497
#*Xingda International Holdings, Ltd.	2,936,000	1,356,730
#*Xinjiang Xinxin Mining Industry Co., Ltd.	3,876,000	1,951,091
*Xiwang Sugar Holdings Co., Ltd.	1,318,736	405,024
#*Yanzhou Coal Mining Co., Ltd. Sponsored ADR	577,900	11,222,818
Yip’s Chemical Holdings, Ltd.	438,000	348,735
*Zhejiang Glass Co., Ltd.	437,000	152,519
*Zhong An Real Estate, Ltd.	2,563,000	787,674

TOTAL CHINA		995,242,379

CZECH REPUBLIC — (0.4%)
*Central European Media Enterprises, Ltd.	178,223	5,085,528
*Komercni Banka A.S.	30,022	6,017,177
*Pegas Nonwovens SA	123,552	2,898,565
*Telefonica 02 Czech Republic A.S.	570,850	13,530,745
*Unipetrol A.S.	1,250,841	9,318,887

TOTAL CZECH REPUBLIC		36,850,902

HUNGARY — (1.9%)
*Danubius Hotel & Spa NYRT	136,180	2,284,352
*Egis Gyogyszergyar NYRT	57,430	5,306,604
*FHB Mortgage Bank NYRT	5,300	36,952
*Fotex Holding SE Co., Ltd.	913,849	1,787,392
*MOL Hungarian Oil & Gas NYRT	709,383	65,570,502
#*OTP Bank NYRT	3,292,147	96,671,212
*PannErgy P.L.C.	312,702	1,226,816
*Tisza Chemical Group NYRT	237,913	3,790,816

TOTAL HUNGARY		176,674,646

INDIA — (11.0%)
*3i Infotech, Ltd.	422,692	746,929
*ABG Shipyard, Ltd.	55,445	358,011
*ACC, Ltd.	8,174	153,755
*Aditya Birla Nuvo, Ltd.	354,483	6,501,093
*Agro Tech Foods, Ltd.	11,441	65,854
*Ajmera Realty & Infra India, Ltd.	26,619	108,601
*Alembic, Ltd.	619,600	604,979
*Allahabad Bank, Ltd.	1,091,889	3,336,633
*Alok Industries, Ltd.	5,246,255	2,987,437
*Ambuja Cements, Ltd.	5,354,209	11,801,751
Amtek Auto, Ltd.	716,113	2,615,394
*Anant Raj Industries, Ltd.	304,738	886,862
*Andhra Bank	1,052,102	2,405,355
*Ansal Properties & Infrastructure, Ltd.	210,945	304,360
*Apollo Hospitals Enterprise, Ltd.	214,765	3,158,929
*Apollo Tyres, Ltd.	1,676,970	1,898,547
*Arvind Mills, Ltd.	1,526,154	1,247,402
*Ashapura Minechem, Ltd.	36,874	58,000
*Ashok Leyland, Ltd.	6,240,668	6,745,045
*Asian Hotels, Ltd.	2,100	22,491

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
INDIA — (Continued)
Aurobindo Pharma, Ltd.	142,180	$2,589,561
*Avaya GlobalConnect, Ltd.	5,325	23,027
*Axis Bank, Ltd.	1,080,231	23,878,977
*Bajaj Auto Finance, Ltd.	90,482	599,100
*Bajaj Finserv, Ltd.	66,284	459,841
*Bajaj Hindusthan, Ltd.	838,582	3,673,306
*Bajaj Holdings & Investment, Ltd.	299,410	3,654,662
Ballarpur Industries, Ltd.	2,658,186	1,460,117
*Balmer Lawrie & Co., Ltd.	48,430	623,066
*Balrampur Chini Mills, Ltd.	1,820,136	4,709,243
*Bank of Baroda	329,263	4,092,172
*Bank of India, Ltd.	30,000	236,714
*Bank of Maharashtra, Ltd.	933,918	1,061,899
*Bank of Rajasthan, Ltd.	527,425	766,764
*BEML, Ltd.	133,202	3,063,813
*Bengal & Assam Co., Ltd.	9,237	33,057
*Bharat Forge, Ltd.	617,664	3,549,157
*Bharati Shipyard, Ltd.	41,271	269,072
*Bhushan Steel & Strips, Ltd.	189,156	5,903,135
*Biocon, Ltd.	299,274	1,738,130
Birla Corp., Ltd.	83,841	666,012
*Bl Kashyap & Sons, Ltd.	7,569	64,497
*Blue Star Infotech, Ltd.	10,194	23,267
*Bombay Dyeing & Manufacturing Co., Ltd.	6,132	71,929
*Bombay Rayon Fashions, Ltd.	252,000	1,107,671
*Cairn India, Ltd.	2,477,483	14,213,516
*Canara Bank, Ltd.	346,525	2,923,108
*Central Bank Of India	92,894	301,448
*Century Enka, Ltd.	54,052	317,461
*Century Textiles & Industries, Ltd.	345,830	3,828,194
*Chambal Fertilizers & Chemicals, Ltd.	1,344,619	1,884,340
*City Union Bank, Ltd.	1,048,875	679,830
*Clariant Chemicals (India), Ltd.	2,398	21,970
*Coromandel International, Ltd.	136,536	825,554
*Corp. Bank	9,456	86,996
*Cranes Software International, Ltd.	313,759	159,120
*Dalmia Cement (Bharat), Ltd.	63,369	232,325
DCM Shriram Consolidated, Ltd.	248,344	308,955
*Deepak Fertilizers & Petrochemicals Corp., Ltd.	386,267	873,235
*Dena Bank	99,442	166,383
*Development Credit Bank, Ltd.	169,815	131,161
*Dhanalakshmi Bank, Ltd.	36,681	107,011
*Dishman Pharmaceuticals & Chemicals, Ltd.	106,182	502,430
*DLF, Ltd.	89,326	640,635
*Dr. Reddy’s Laboratories, Ltd.	324,144	7,840,884
*Dredging Corp. of India, Ltd.	18,227	263,084
*E.I.D.- Parry (India), Ltd.	357,212	2,871,244
*Edelweiss Capital, Ltd.	42,687	404,086
*Eicher Motors, Ltd.	23,810	286,377
*EIH, Ltd.	667,805	1,794,035
*Elder Pharmaceuticals, Ltd.	97,715	686,698
*Electrosteel Casings, Ltd.	513,690	525,807
Elgi Equipments, Ltd.	47,790	84,426
*Escorts, Ltd.	388,991	1,033,890
*Essar Shipping Ports & Logistics, Ltd.	227,963	349,569
*Essel Propack, Ltd.	442,637	438,879
*Everest Industries, Ltd.	9,843	32,633
*FAG Bearings (India), Ltd.	500	5,912
*FDC, Ltd.	179,858	275,660
*Federal Bank, Ltd.	1,334,943	7,353,832
Financial Technologies (India), Ltd.	87,301	2,880,067

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
INDIA — (Continued)
*Finolex Cables, Ltd.	537,055	$604,201
*Finolex Industries, Ltd.	695,629	856,730
*Firstsource Solutions, Ltd.	462,206	311,513
*Fortis Healthcare, Ltd.	659,766	2,021,991
GAIL India, Ltd.	700,109	5,962,735
*Gammon India, Ltd.	377,404	1,954,626
*Gateway Distriparks, Ltd.	31,483	86,709
*Geodesic, Ltd.	288,760	805,239
*Gitanjali Gems, Ltd.	513,757	1,266,838
*Godfrey Phillips India, Ltd.	784	32,751
*Godrej Industries, Ltd.	106,644	337,834
*Goetze (India), Ltd.	9,195	30,238
*Graphite India, Ltd.	215,853	401,765
*Great Eastern Shipping Co., Ltd.	653,712	4,017,341
*Great Offshore, Ltd.	38,560	349,788
*GTL Infrastructure, Ltd.	691,128	632,027
*GTL, Ltd.	525,227	4,622,967
*Gujarat Alkalies & Chemicals, Ltd.	421,803	1,127,781
Gujarat Fluorochemicals, Ltd.	119,594	412,131
*Gujarat Narmada Valley Fertilizers Co., Ltd.	647,256	1,640,045
*Gujarat State Fertilizers & Chemicals, Ltd.	445,889	2,061,094
Gujarat State Petronet, Ltd.	605,003	1,183,971
*Gulf Oil Corp., Ltd.	53,566	105,712
*H.E.G., Ltd.	129,459	954,134
HCL Infosystems, Ltd.	496,002	1,384,587
HCL Technologies, Ltd.	746,945	5,557,838
*HDFC Bank, Ltd.	188,976	6,627,335
*HeidelbergCement India, Ltd.	118,581	109,831
*Hexaware Technologies, Ltd.	1,162,865	2,058,351
*Hikal, Ltd.	4,933	40,920
*Hindalco Industries, Ltd.	6,208,588	19,623,878
*Hinduja Global Solutions, Ltd.	65,909	639,016
*Hinduja Ventures, Ltd.	68,545	466,918
*Hindustan Construction Co., Ltd.	225,507	654,598
*Hotel Leelaventure, Ltd.	1,357,335	1,399,514
*Housing Development & Infrastructure, Ltd.	1,047,863	7,435,773
*ICI India, Ltd.	48,665	636,904
*ICICI Bank, Ltd. Sponsored ADR	3,310,395	116,790,736
*ICSA (India), Ltd.	290,435	1,009,225
*IDBI Bank, Ltd.	2,354,413	6,174,274
*IFCI, Ltd.	703,448	781,510
*India Cements, Ltd.	2,016,703	4,832,432
*India Infoline, Ltd.	1,395,726	3,559,473
*Indiabulls Financial Services, Ltd.	1,556,730	3,629,908
*Indiabulls Real Estate, Ltd.	2,924,244	11,004,799
*Indiabulls Securities, Ltd.	6,234	4,081
*Indian Bank	244,066	948,425
*Indian Hotels Co., Ltd.	3,531,468	7,068,388
*Indian Overseas Bank	995,564	1,986,259
*Indo Rama Synthetics (India), Ltd.	202,314	154,362
*IndusInd Bank, Ltd.	1,771,067	5,658,519
*INEIS ABS India, Ltd.	28,114	106,578
*Infotech Enterprises, Ltd.	10,576	80,054
*Infrastructure Development Finance Co., Ltd.	5,874,988	19,225,772
*ING Vysya Bank, Ltd.	190,329	1,013,639
*Ingersoll-Rand India, Ltd.	6,162	44,509
*Ipca Laboratories, Ltd.	67,439	1,617,790
*ISMT, Ltd.	80,203	94,885
*IVR Prime Urban Developers, Ltd.	45,421	164,764
*IVRCL Infrastructures & Projects, Ltd.	1,432,050	9,459,199
*J.B. Chemicals & Pharmaceuticals, Ltd.	377,474	494,886

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
INDIA — (Continued)
*Jammu & Kashmir Bank, Ltd.	233,400	$2,974,920
*JBF Industries, Ltd.	35,983	89,239
*Jet Airways (India), Ltd.	244,572	2,718,781
*Jindal Poly Films, Ltd.	30,017	242,066
*Jindal Saw, Ltd.	1,180,076	4,534,648
*JK Cement, Ltd.	29,545	90,030
*JK Lakshmi Cement, Ltd.	128,865	187,703
*JK Tyre and Industries, Ltd.	158,673	585,241
*Jm Financial, Ltd.	114,495	99,259
*JSL, Ltd.	726,612	1,627,990
*JSW Steel, Ltd.	1,091,845	23,283,775
*Jubilant Organosys, Ltd.	235,268	1,637,848
*K.S.B. Pumps, Ltd.	3,221	27,437
*Kalpataru Power Transmission, Ltd.	1,000	22,378
*Kalyani Steels, Ltd.	34,802	142,342
*Karnataka Bank, Ltd.	466,505	1,314,925
*Karur Vysya Bank, Ltd.	135,412	1,170,524
*Karuturi Global, Ltd.	549,862	243,902
Kesoram Industries, Ltd.	204,223	1,503,050
*Kirloskar Oil Engines, Ltd.	458,360	1,589,002
*Kotak Mahindra Bank, Ltd.	74,000	1,245,492
*KS Oils, Ltd.	1,831,255	2,798,008
*Lakshmi Machine Works, Ltd.	3,835	158,622
*Lakshmi Vilas Bank, Ltd.	55,473	105,717
*Landmark Property Development Co., Ltd.	246,234	28,954
*LIC Housing Finance, Ltd.	518,887	8,677,595
*Madhucon Projects, Ltd.	46,390	165,271
Madras Cements, Ltd.	70,091	162,617
*Mahanagar Telephone Nigam, Ltd. ADR	62,108	188,187
*Maharashtra Scooters, Ltd.	4,450	23,184
*Maharashtra Seamless, Ltd.	97,888	723,608
*Mahindra & Mahindra Financial Services, Ltd.	25,141	171,405
*Mahindra & Mahindra, Ltd.	586,006	12,870,816
*Mahindra Lifespace Developers, Ltd.	104,550	846,203
*Manaksia, Ltd.	45,270	86,418
*Maruti Suzuki India, Ltd.	322,636	9,683,846
*Mastek, Ltd.	83,250	681,590
*MAX India, Ltd.	3,100	13,860
*McLeod Russel India, Ltd.	637,181	3,147,805
*Mercator Lines, Ltd.	1,524,731	1,949,874
*Merck, Ltd.	29,241	379,034
*Monnet Ispat, Ltd.	85,565	704,562
*Moser Baer (India), Ltd.	1,516,872	2,571,898
MRF, Ltd.	17,453	2,188,064
*Mukand, Ltd.	324,653	396,592
*Nagarjuna Construction Co., Ltd.	1,407,751	4,800,721
*Nagarjuna Fertilizers & Chemicals, Ltd.	1,310,174	955,515
*Nahar Capital & Financial Services, Ltd.	50,449	66,315
*Nahar Spinning Mills, Ltd.	33,942	61,708
*National Aluminium Co., Ltd.	32,056	264,122
Navneet Publications (India), Ltd.	296,850	297,257
*NIIT Technologies, Ltd.	342,060	1,255,762
*NIIT, Ltd.	1,018,749	1,529,022
*Nirma, Ltd.	374,728	1,578,953
*NOCIL, Ltd.	981,740	494,444
*OCL India, Ltd.	82,078	224,112
*OMAXE, Ltd.	96,022	194,635
*Oracle Financial Services Software, Ltd.	400	18,634
*Orchid Chemicals & Pharmaceuticals, Ltd.	445,419	1,526,656
*Orient Paper & Industries, Ltd.	53,000	51,718
*Oriental Bank of Commerce	377,448	2,168,366

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
INDIA — (Continued)
*Panacea Biotec, Ltd.	69,446	$323,671
*Parsvnath Developers, Ltd.	365,608	1,016,290
*Patel Engineering, Ltd.	17,847	170,186
*Patni Computer Systems, Ltd.	690,149	6,922,055
*Patni Computer Systems, Ltd. ADR	55,441	1,062,804
*Peninsula Land, Ltd.	91,021	156,426
*Petronet LNG, Ltd.	2,943,666	4,978,456
*Plethico Pharmaceuticals, Ltd.	28,019	224,364
*Polaris Software Lab, Ltd.	396,842	1,360,915
*Power Finance Corp., Ltd.	129,000	673,741
*Prism Cements, Ltd.	358,139	347,547
*PSL, Ltd.	80,035	254,289
*PTC India, Ltd.	1,726,945	4,083,145
*Punj Lloyd, Ltd.	1,229,016	4,970,291
*Rain Commodities, Ltd.	215,083	931,530
*Rallis India, Ltd.	1,385	32,162
*Ranbaxy Laboratories, Ltd.	996,377	9,776,205
*Raymond, Ltd.	340,181	1,700,877
REI Agro, Ltd.	1,058,470	1,206,311
*Rei Six Ten Retail, Ltd.	439,400	984,905
*Reliance Capital, Ltd.	923,214	16,038,270
*Reliance Communications, Ltd.	5,398,403	19,690,150
*Reliance Industries, Ltd.	8,387,330	188,689,943
*Reliance Media World, Ltd.	20,606	30,684
*Reliance MediaWorks, Ltd.	2,940	15,002
*Reliance Power, Ltd.	3,070,011	9,658,640
Rolta India, Ltd.	1,217,326	5,346,799
*Ruchi Soya Industries, Ltd.	1,172,211	2,202,538
*S.Kumars Nationwide, Ltd.	1,242,979	1,182,533
*Sanghvi Movers, Ltd.	5,890	27,475
*SEAMEC, Ltd.	70,543	310,593
*Shipping Corp. of India, Ltd.	157,231	533,326
*Shiv-Vani Oil & Gas Exploration Services, Ltd.	19,285	148,358
Shriram Transport Finance Co., Ltd.	104,538	1,106,149
*SKF India, Ltd.	15,701	122,527
*Sona Koyo Steering Systems, Ltd.	118,568	47,854
*South India Bank, Ltd.	600,569	1,778,175
*SREI Infrastructure Finance, Ltd.	818,844	1,206,235
SRF, Ltd.	266,306	1,106,511
*State Bank of India, Ltd.	482,143	21,449,015
*Sterlite Industries (India), Ltd. ADR	846,022	13,494,051
*Sterlite Industries (India), Ltd. Series A	1,436,564	23,207,052
*Sterlite Technologies, Ltd.	274,890	2,373,957
*Strides Arcolab, Ltd.	126,300	772,627
*Sundram Fastners, Ltd.	38,520	48,700
*Suzlon Energy, Ltd.	3,384,835	5,605,494
*Syndicate Bank	1,422,728	2,625,631
*Tanla Solutions, Ltd.	617,458	691,156
*Tata Chemicals, Ltd.	763,975	4,897,262
#*Tata Communications, Ltd. ADR	20,500	274,495
*Tata Investment Corp., Ltd.	57,960	645,857
*Tata Motors, Ltd.	1,015,237	15,178,693
*Tata Steel, Ltd.	2,571,275	31,512,936
*Tata Tea, Ltd.	270,866	5,349,842
*Teledata Marine Solutions	267,258	198,258
*Time Technoplast, Ltd.	122,194	122,074
*Transport Corp. of India, Ltd.	62,728	129,517
*Trent, Ltd.	14,497	248,249
Triveni Engineering & Industries, Ltd.	240,000	628,243
*Tube Investments of India, Ltd.	642,055	1,029,039
*TVS Motor Co., Ltd.	1,082,101	1,724,951

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
INDIA — (Continued)
*Ucal Fuel Systems, Ltd.	22,332	$37,397
*UCO Bank	190,461	245,993
*Unichem Laboratories, Ltd.	79,600	584,837
*Union Bank of India, Ltd.	752,656	4,136,382
*Unitech, Ltd.	236,181	378,941
*United Phosphorus, Ltd.	530,310	1,764,285
*Unity Infraprojects, Ltd.	18,093	229,104
*Usha Martin, Ltd.	1,017,075	1,778,403
*Vardhman Textiles, Ltd.	93,334	479,324
*Varun Shipping Co., Ltd.	549,032	622,468
*Videocon Industries, Ltd.	782,287	3,802,909
*Videsh Sanchar Nigam, Ltd.	727,705	4,985,063
*Vijaya Bank	150,292	163,259
*Walchandnagar Industries	39,878	218,690
*Welspun-Gujarat Stahl Rohren, Ltd.	824,452	4,659,698
*Wire & Wireless India, Ltd.	473,948	79,556
*Wockhardt, Ltd.	318,515	1,173,622
*Yes Bank, Ltd.	407,120	2,189,079
*Zee Entertainment Enterprises, Ltd.	1,849,519	10,420,882
*Zuari Industries, Ltd.	127,958	1,276,268

TOTAL INDIA		1,011,369,876

INDONESIA — (2.6%)
*PT Agis Tbk	2,012,000	17,718
*PT AKR Corporindo Tbk	1,782,000	222,207
*PT Asahimas Flat Glass Tbk	5,333,500	1,023,206
PT Astra International Tbk	8,224,400	31,441,121
*PT Bakrie & Brothers Tbk	683,539,250	6,080,939
*PT Bakrie Sumatera Plantations Tbk	5,000,000	306,174
*PT Bakrie Telecom Tbk	9,000,000	140,448
*PT Bakrieland Development Tbk	343,219,020	9,416,855
*PT Bank Bukopin Tbk	14,596,000	596,275
*PT Bank Danamon Indonesia Tbk	2,872,803	1,476,231
PT Bank Negara Indonesia Persero Tbk	8,301,500	1,699,124
*PT Bank Pan Indonesia Tbk	121,357,326	10,287,584
*PT Barito Pacific Tbk	2,628,000	342,664
*PT Berlian Laju Tanker Tbk	69,965,733	5,108,246
*PT Bhakti Investama Tbk	60,568,175	1,542,841
*PT Budi Acid Jaya Tbk	14,289,000	312,371
*PT Bumi Resources Tbk	158,328,500	41,347,967
*PT Central Proteinaprima Tbk	178,071,500	942,022
*PT Charoen Pokphand Indonesia Tbk	22,653,666	5,324,354
*PT Ciputra Development Tbk	34,150,000	2,464,972
*PT Ciputra Surya Tbk	17,718,000	991,342
*PT Clipan Finance Indonesia Tbk	3,636,000	98,526
*PT Darma Henwa Tbk	11,038,300	141,304
*PT Davomas Adabi Tbk	139,739,500	747,270
PT Dynaplast Tbk	3,040,000	279,615
*PT Energi Mega Persada Tbk	118,163,282	2,172,970
*PT Ever Shine Textile Tbk	19,347,215	126,222
*PT Gajah Tunggal Tbk	420,000	20,496
PT Global Mediacom Tbk	96,453,500	2,549,979
*PT Great River International Tbk	1,788,000	—
*PT Gudang Garam Tbk	6,628,500	16,898,478
*PT Hero Supermarket Tbk	220,000	94,118
*PT Indah Kiat Pulp and Paper Corp. Tbk	26,474,000	6,115,000
*PT Indofood Sukses Makmur Tbk	37,780,500	14,432,403
PT International Nickel Indonesia Tbk	35,816,500	13,551,390
*PT Jaya Real Property Tbk	25,528,000	2,184,214
*PT Kalbe Farma Tbk	21,317,000	3,488,762
*PT Kawasan Industry Jababeka Tbk	187,435,000	2,374,040

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
INDONESIA — (Continued)
*PT Lautan Luas Tbk	2,102,000	$164,565
*PT Lippo Karawaci Tbk	123,916,750	7,006,015
*PT Matahari Putra Prima Tbk	35,296,900	4,620,435
*PT Mayorah Indah Tbk	8,807,572	3,911,687
*PT Medco Energi International Tbk	28,604,500	7,277,486
*PT Mitra Rajasa Tbk	12,508,500	399,589
*PT Panasia Indosyntec Tbk	403,200	10,134
*PT Panin Insurance Tbk	30,688,500	828,126
*PT Panin Life Tbk	183,439,000	2,954,402
*PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	886,000	795,244
*PT Ramayana Lestari Sentosa Tbk	9,283,000	862,514
*PT Sampoerna Agro Tbk	1,385,000	415,252
*PT Samudera Indonesia Tbk	415,500	166,483
PT Selamat Semp Tbk	10,624,000	965,818
*PT Sinar Mas Agro Resources & Technology Tbk	8,067,900	2,609,841
*PT Sorini Agro Asia Corporindo Tbk	1,079,500	171,030
*PT Summarecon Agung Tbk	60,663,000	4,494,405
*PT Sunson Textile Manufacturer Tbk	6,012,000	160,749
*PT Surya Dumai Industri Tbk	5,145,000	—
*PT Surya Toto Indonesia Tbk	46,400	42,182
*PT Suryainti Permata Tbk	17,378,000	165,416
*PT Tigaraksa Satria Tbk	165,200	5,256
*PT Timah Tbk	23,462,500	5,527,888
*PT Trimegah Sec Tbk	34,298,000	700,633
*PT Truba Alam Manunggal Engineering Tbk	129,244,500	1,687,605
PT Tunas Ridean Tbk	11,363,500	2,261,302
*PT Ultrajaya Milk Industry & Trading Co. Tbk	13,717,500	832,732
*PT Unggul Indah Cahaya Tbk	371,435	83,126

TOTAL INDONESIA		235,479,363

ISRAEL — (2.6%)
*Alvarion, Ltd.	745,931	2,963,838
*Ashtrom Properties, Ltd.	135,999	185,244
*AudioCodes, Ltd.	23,091	72,744
*Azorim Investment Development & Construction Co., Ltd.	193,936	1,045,659
*Bank Hapoalim B.M.	13,175,469	56,398,423
*Bank Leumi Le-Israel B.M.	12,465,728	53,380,874
*Bank of Jerusalem, Ltd.	70,475	128,160
*Baran Group, Ltd.	97,587	477,355
*Blue Square-Israel, Ltd.	61,675	634,823
Clal Industries, Ltd.	882,983	5,706,743
*Clal Insurance Enterprise Holdings, Ltd.	262,245	6,122,485
*Delta-Galil Industries, Ltd.	—	3
*Direct Insurance - I.D.I. Insurance Co., Ltd.	32,904	62,160
Discount Investment Corp.	279,027	6,588,681
*Elbit Medical Imaging, Ltd.	141,338	3,151,824
*Electra (Israel), Ltd.	15,789	1,612,318
*Electra Real Estate, Ltd.	—	1
*Elron Electronic Industries, Ltd.	274,219	2,170,900
*Feuchtwanger Investments, Ltd.	10,500	34
*First International Bank of Israel, Ltd. (6123804)	570,205	1,922,838
*First International Bank of Israel, Ltd. (6123815)	289,898	4,954,333
*Formula Systems, Ltd.	81,043	911,029
*Formula Vision Technologies, Ltd.	—	—
*Frutarom Industries, Ltd.	160,013	1,482,565
*Granite Hacarmel Investments, Ltd.	142,500	346,225
*Hadera Paper, Ltd.	26,299	1,889,970
*Harel Insurance Investments & Finances, Ltd.	106,397	5,500,656
Israel Cold Storage & Supply Co., Ltd.	7,000	68,536
*Israel Discount Bank, Ltd.	1,168,099	2,627,469
*Israel Petrochemical Enterprises, Ltd.	79,721	239,231

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
ISRAEL — (Continued)
*Israel Steel Mills, Ltd.	97,000	$1,014
*Ituran Location & Control, Ltd.	47,663	627,503
*Jerusalem Oil Exploration, Ltd.	33,870	643,337
*Kardan Israel, Ltd.	2,237	5,074
*Knafaim Arkia Holdings, Ltd.	110,791	509,342
Koor Industries, Ltd.	115,691	3,243,922
*Liberty Properties, Ltd.	3,457	41,643
*Magal Security Systems, Ltd.	18,398	78,342
*Makhteshim-Agan Industries, Ltd.	660,126	3,301,454
*Mellanox Technologies, Ltd.	10,882	199,494
*Menorah Mivtachim Holdings, Ltd.	235,237	2,943,620
Merhav-Ceramic & Building Materials Center, Ltd.	32,832	72,807
*Migdal Insurance & Financial Holdings, Ltd.	3,224,814	6,244,947
*Miloumor, Ltd.	97,997	6,828
*Minrav Holdings, Ltd.	2,000	136,074
*Mivtach Shamir Holdings, Ltd.	42,661	1,185,582
*Mizrahi Tefahot Bank, Ltd.	1,714,491	15,321,729
*Naphtha Israel Petroleum Corp.	146,351	696,537
*NICE Systems, Ltd. Sponsored ADR	243,089	7,076,321
*OCIF Investments and Development, Ltd.	4,309	20,148
*Oil Refineries, Ltd.	11,090,509	5,692,093
*Ormat Industries, Ltd.	1,037,976	8,685,702
*Phoenix Holdings, Ltd. (The)	238,984	719,353
*RADVision, Ltd.	63,955	382,523
*Retalix, Ltd.	235,506	3,146,059
*Scailex Corp., Ltd.	416,611	8,115,620
Team Computer & Systems, Ltd.	2,615	58,288
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	70,361	3,990,876
*Union Bank of Israel, Ltd.	456,178	2,385,516

TOTAL ISRAEL		236,176,869

MALAYSIA — (3.5%)
*A&M Realty Berhad	720,700	143,875
Affin Holdings Berhad	9,611,900	7,213,880
*Airasia Berhad	3,127,500	1,243,840
*Alliance Financial Group Berhad	11,945,600	8,712,336
*AMBD Berhad	927,567	117,042
*AMMB Holdings Berhad	21,831,262	31,005,359
Ann Joo Resources Berhad	2,857,200	2,332,243
*APM Automotive Holdings Berhad	1,024,700	927,863
Apollo Food Holdings Berhad	109,000	89,653
*Asas Dunia Berhad	350,000	70,634
*Asia Pacific Land Berhad	5,644,300	520,286
*Axiata Group Berhad	1,074,850	1,025,463
*Bandar Raya Developments Berhad	4,087,800	1,813,798
*Batu Kawan Berhad	2,242,250	6,774,077
Berjaya Corp. Berhad	17,087,780	6,136,435
Berjaya Land Berhad	3,305,000	3,923,816
*Berjaya Media Berhad	425,302	129,086
Bimb Holdings Berhad	2,170,800	755,131
*Bina Darulaman Berhad	60,800	16,130
*Bolton Properties Berhad	1,277,400	245,090
Boustead Holdings Berhad	4,738,580	4,709,849
*Cahya Mata Sarawak Berhad	1,545,200	803,502
*Chemical Co. of Malaysia Berhad	311,000	195,779
*Chin Teck Plantations Berhad	304,700	666,758
*Country Heights Holdings Berhad	37,300	6,267
*CSC Steel Holdings Berhad	111,100	44,175
*Cycle & Carriage Bintang Berhad	241,300	290,043
*Datuk Keramik Holdings Berhad	127,000	—
*Dijaya Corp. Berhad	714,500	188,268

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
DNP Holdings Berhad	1,861,100	$776,337
*DRB-Hicom Berhad	9,932,000	3,015,157
*Eastern & Oriental Berhad	6,099,415	1,788,542
*Eastern Pacific Industrial Corp. Berhad	497,700	224,755
*ECM Libra Avenue Berhad	7,043,530	1,397,594
*EON Capital Berhad	3,626,007	7,357,853
*Esso Malaysia Berhad	954,100	700,850
*Evergreen Fibreboard Berhad	112,100	47,427
*Far East Holdings Berhad	388,800	783,028
*Fountain View Development Berhad	2,573,200	—
*General Corp. Berhad	1,681,400	618,977
*Genting Plantations Berhad	788,200	1,388,189
Glomac Berhad	1,706,800	673,555
*Gold Is Berhad	2,412,900	886,162
*Gula Perak Berhad	50	1
*GuocoLand (Malaysia) Berhad	522,800	150,702
*Hap Seng Consolidated Berhad	2,582,300	1,805,696
*Hap Seng Plantations Holdings Berhad	1,701,400	1,172,351
Hong Leong Financial Group Berhad	1,876,137	4,150,522
Hong Leong Industries Berhad	1,225,800	1,714,537
*Hubline Berhad	1,629,600	99,743
Hume Industries (Malaysia) Berhad	590,967	738,198
*Hunza Properties Berhad	1,033,300	372,191
Hwang-DBS (Malaysia) Berhad	908,700	462,459
*IGB Corp. Berhad	11,139,700	5,883,671
*IJM Corp. Berhad	15,038,680	20,221,151
*IJM Land Berhad	3,898,100	2,474,338
*Insas Berhad	4,347,408	723,115
*Jaks Resources Berhad	3,438,000	735,303
*Jaya Tiasa Holdings Berhad	1,192,135	976,478
Jerneh Asia Berhad	475,220	299,046
*K & N Kenanga Holdings Berhad	2,209,100	593,106
*Karambunai Corp. Berhad	6,839,800	139,333
*Keck Seng (Malaysia) Berhad	1,663,400	1,920,239
*Kian Joo Can Factory Berhad	3,566,680	1,220,770
*KIG Glass Industrial Berhad	260,000	2,287
Kim Loong Resources Berhad	324,800	194,826
*Kinsteel Berhad	6,960,700	2,067,679
KLCC Property Holdings Berhad	6,330,700	6,137,956
*KNM Group Berhad	10,061,700	2,149,965
*Knusford Berhad	139,300	61,173
KPJ Healthcare Berhad	3,803,750	2,464,959
KrisAssets Holdings Berhad	250,377	213,021
*KSL Holdings Berhad	189,466	69,480
*Kub Malaysia Berhad	5,214,000	702,904
*Kulim Malaysia Berhad	2,761,625	5,857,890
*Kumpulan Hartanah Selangor Berhad	520,000	69,367
*Kumpulan Perangsang Selangor Berhad	414,000	172,702
*Kwantas Corp. Berhad	246,000	125,976
*Landmarks Berhad	4,118,808	1,517,580
Leader Universal Holdings Berhad	5,383,033	1,334,845
*Lion Corp Berhad	7,984,307	859,775
Lion Diversified Holdings Berhad	5,448,100	752,356
Lion Industries Corp. Berhad	7,130,681	3,548,055
*MAA Holdings Berhad	888,700	179,952
Malaysia Airports Holdings Berhad	161,600	217,243
*Malaysia Building Society Berhad	531,200	157,920
*Malaysian Bulk Carriers Berhad	1,148,225	1,034,647
*Malaysian Mosaics Berhad	293,040	107,263
*Malaysian Resources Corp. Berhad	50,000	20,522
*MBM Resources Berhad	487,533	374,867

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
*Measat Global Berhad	2,643,100	$1,446,054
*Media Prima Berhad	345,130	178,070
*Mega First Corp. Berhad	1,101,700	462,041
*Merge Housing Berhad	58,952	7,518
*Metro Kajang Holdings Berhad	535,333	215,214
*Metroplex Berhad	817,000	—
MISC Berhad	275,200	642,785
*MK Land Holdings Berhad	10,344,500	1,115,952
*MMC Corp. Berhad	10,879,779	7,374,044
*MNRB Holdings Berhad	1,150,800	926,401
*MTD ACPI Engineering Berhad	74,200	11,470
*Muhibbah Engineering Berhad	4,845,400	1,424,019
*MUI Properties Berhad	670,000	28,971
*Mulpha International Berhad	16,773,100	2,419,892
MWE Holdings Berhad	270,000	75,762
*Naim Holdings Berhad	1,123,200	981,838
*NCB Holdings Berhad	2,447,800	2,215,538
Negri Sembilan Oil Palms Berhad	167,600	205,704
*NV Multi Corp. Berhad	165,700	29,291
Oriental Holdings Berhad	3,044,816	5,120,810
Oriental Interest Berhad	165,000	67,179
*OSK Holdings Berhad	6,549,647	2,426,414
*OSK Ventures International Berhad	793,897	148,617
*P.I.E. Industrial Berhad	323,600	374,768
*Pacific & Orient Berhad	283,365	93,475
Panasonic Manufacturing Malaysia Berhad	383,380	1,433,682
*Paracorp Berhad	252,000	739
*Paramount Corp. Berhad	203,900	182,170
PBA Holdings Berhad	1,502,500	401,439
*Pelikan International Corp. Berhad	4,114,320	1,557,587
*Permaju Industries Berhad	1,703,300	181,649
Petronas Dagangan Berhad	318,700	812,251
*PJ Development Holdings Berhad	2,768,800	616,818
*POS Malaysia Berhad	3,533,817	2,174,744
*PPB Group Berhad	6,888,966	32,202,068
*Prime Utilities Berhad	39,000	1,029
Protasco Berhad	282,200	80,940
*Proton Holdings Berhad	3,738,400	4,267,037
*Pulai Springs Berhad	159,800	24,127
*Ramunia Holdings Berhad	2,434,736	292,179
*Ranhill Berhad	3,026,600	731,975
*RCE Capital Berhad	877,600	176,497
*RHB Capital Berhad	5,561,200	8,564,708
*Salcon Berhad	574,000	117,045
*Sarawak Oil Palms Berhad	391,820	305,905
*Scientex, Inc. Berhad	645,048	259,958
*Scomi Group Berhad	13,422,000	1,757,648
*Selangor Dredging Berhad	1,312,700	233,734
Shangri-La Hotels (Malaysia) Berhad	738,000	390,475
*Shell Refining Co. Federation of Malaysia Berhad	217,100	682,913
*SHL Consolidated Berhad	1,008,700	351,906
*Sino Hua-An International Berhad	1,003,400	141,369
Southern Steel Berhad	1,500,500	1,074,017
*Subur Tiasa Holdings Berhad	460,530	254,737
Sunrise Berhad	4,350,734	2,780,497
*Sunway City Berhad	3,565,000	3,333,384
*Sunway Holdings Berhad	4,115,900	1,596,731
Suria Capital Holdings Berhad	590,800	255,731
*Ta Ann Holdings Berhad	193,300	259,272
*TA Enterprise Berhad	14,799,300	3,020,886
*TA Global Berhad (B3X17H6)	8,465,879	1,166,509

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
*TA Global Berhad (B4LM6X7)	8,465,879	$918,316
*Tahp Group Berhad	27,000	24,057
*Talam Corp. Berhad	17,833,050	628,181
*Tamco Corp. Holdings Berhad	71	1
*Tan Chong Motor Holdings Berhad	5,244,500	4,829,047
*TDM Berhad	1,059,200	502,425
*Tebrau Teguh Berhad	5,320,066	1,029,281
*Time Dotcom Berhad	16,781,400	1,858,559
*Tiong Nam Transport Holdings Berhad	141,500	38,229
*Titan Chemicals Corp. Berhad	3,935,400	1,458,318
*Tradewinds (Malaysia) Berhad	879,400	695,201
*Tradewinds Corp. Berhad	5,413,100	986,913
UAC Berhad	77,398	72,541
*UMW Holdings Berhad	2,107,286	3,855,493
*Unico-Desa Plantations Berhad	4,120,228	936,008
*Unisem (M) Berhad	4,515,600	2,899,671
*United Malacca Rubber Estates Berhad	577,100	1,285,912
*United Plantations Berhad	617,400	2,455,434
*VS Industry Berhad	1,337,193	479,416
*WCT Berhad	1,235,300	947,945
*WTK Holdings Berhad	4,386,550	1,408,048
*Yeo Hiap Seng (Malaysia) Berhad	355,320	142,612
YTL Cement Berhad	11,100	13,005
YTL Corp. Berhad	5,755,572	12,434,300
*Yu Neh Huat Berhad	4,969,246	2,381,672
*Zelan Berhad	4,989,300	1,053,312

TOTAL MALAYSIA		319,017,344

MEXICO — (5.9%)
#*Alfa S.A.B. de C.V. Series A	3,560,217	23,037,979
#*Alsea de Mexico S.A.B. de C.V.	2,618,100	2,063,655
#*Axtel S.A.B. de C.V.	5,440,940	4,833,618
#*Bolsa Mexicana de Valores S.A. de C.V.	1,260,300	1,589,828
*Carso Infraestructura y Construccion S.A.B. de C.V.	57,500	36,047
*Cemex S.A.B. de C.V. Sponsored ADR	9,390,579	86,299,418
*Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR	266,807	16,518,021
#*Consorcio ARA S.A.B. de C.V.	10,348,200	6,653,544
#*Corporacion GEO S.A.B. de C.V. Series B	5,771,482	15,333,257
*Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	1,639,586	795,976
*Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B	3,689	848
*Corporativo Fragua S.A.B. de C.V. Series B	70	629
#*Desarrolladora Homex S.A.B. de C.V.	1,653,700	8,460,673
#*Desarrolladora Homex S.A.B. de C.V. ADR	89,700	2,749,305
*Dine S.A.B. de C.V.	1,028,367	511,039
*El Puerto de Liverpool S.A.B. de C.V. Series 1	20,000	97,859
*El Puerto de Liverpool S.A.B. de C.V. Series C1	328,600	1,632,951
Embotelladora Arca S.A.B. de C.V.	1,498,500	4,811,697
*Empaques Ponderosa S.A. de C.V. Series B	90,000	6,193
#*Empresas ICA S.A.B. de C.V.	2,318,272	5,657,434
*Empresas ICA S.A.B. de C.V. Sponsored ADR	1,118,155	10,846,104
*Fomento Economico Mexicano S.A.B. de C.V. Series B & D	1,440,300	6,071,723
*Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	1,360,037	57,339,160
*GMD Resorts S.A.B. de C.V.	41,400	9,939
*Gruma S.A.B. de C.V. ADR	2,402	18,159
#*Gruma S.A.B. de C.V. Series B	529,200	1,005,399
#*Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	613,500	921,188
*Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. ADR	31,318	378,008
#*Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	584,789	18,368,222
#*Grupo Aeroportuario del Sureste S.A.B. de C.V.	727,300	3,669,862
*Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	220,143	10,637,310
#*Grupo Carso S.A.B. de C.V. Series A-1	10,578,093	32,761,357

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
MEXICO — (Continued)
*Grupo Cementos de Chihuahua S.A.B. de C.V.	2,799,892	$9,846,715
#*Grupo FAMSA S.A.B. de C.V.	1,918,478	3,960,161
#*Grupo Financiero Banorte S.A.B. de C.V.	10,027,360	32,949,230
#*Grupo Financiero Inbursa S.A.B. de C.V. Series O	8,260,033	25,260,040
*Grupo Gigante S.A.B. de C.V. Series B	324,076	434,827
*Grupo Herdez S.A.B. de C.V.	319,000	463,379
Grupo Industrial Maseca S.A.B. de C.V. Series B	2,726,900	2,189,025
*Grupo Industrial Saltillo S.A.B. de C.V.	1,341,869	938,693
*Grupo Iusacell S.A.B. de C.V.	147,860	548,258
*Grupo Kuo S.A.B. de C.V. Series B	2,038,967	1,870,612
*Grupo Mexicano de Desarrollo S.A.B. de C.V.	43,400	22,165
#Grupo Mexico S.A.B. de C.V. Series B	25,681,224	52,226,342
*Grupo Posadas S.A. de C.V. Series L	356,000	386,483
*Grupo Qumma S.A. de C.V. Series B	5,301	73
#*Grupo Simec, S.A. de C.V.	1,253,200	3,004,614
#*Grupo Simec, S.A. de C.V. Sponsored ADR	8,200	58,056
Grupo Televisa S.A. de C.V. Sponsored ADR	166,100	3,245,594
*Industrias Bachoco S.A.B. de C.V. Series B	810,300	1,486,789
#*Industrias CH S.A.B. de C.V. Series B	2,810,192	9,270,626
#*Industrias Penoles S.A.B. de C.V.	551,735	10,039,215
#*Organizacion Soriana S.A.B. de C.V. Series B	14,451,500	33,554,438
*Qualitas Compania de Seguros S.A. de C.V.	2,048,200	1,166,597
#*SARE Holding S.A. de C.V.	3,301,100	1,017,082
*Savia S.A. de C.V.	3,457,285	211,455
#Telmex Internacional S.A.B. de C.V. ADR	527,631	9,317,963
*Urbi Desarrollos Urbanos S.A.B. de C.V.	5,559,050	11,589,854
#*Vitro S.A.B. de C.V.	2,136,486	1,045,375

TOTAL MEXICO		539,220,063

PHILIPPINES — (0.7%)
*A. Soriano Corp.	20,195,000	930,207
Alaska Milk Corp.	7,953,000	1,261,080
*Alsons Consolidated Resources, Inc.	16,904,000	350,156
*Bacnotan Consolidated Industries, Inc.	2,551,998	536,936
*Banco de Oro Unibank, Inc.	7,364,320	5,685,893
*Benpres Holdings Corp.	25,704,000	1,634,866
Cebu Holdings, Inc.	7,590,250	333,206
*China Banking Corp.	8,796	66,666
*Digital Telecommunications Phils., Inc.	83,449,000	2,431,335
*DMCI Holdings, Inc.	14,082,280	2,742,690
*Empire East Land Holdings, Inc.	37,000,000	301,949
*Export & Industry Bank, Inc.	14,950	84
*Filinvest Land, Inc.	168,982,031	3,219,304
*Filipina Water Bottling Corp.	5,471,786	—
First Philippines Holdings Corp.	3,810,100	3,954,378
*Macroasia Corp.	1,663,000	98,218
*Megaworld Corp.	176,933,600	4,509,032
*Metro Bank & Trust Co.	8,451,855	7,597,472
*Mondragon International Philippines, Inc.	2,464,000	6,624
*Philippine National Bank	3,866,918	1,945,776
*Philippine National Construction Corp.	398,900	42,035
*Philippine Realty & Holdings Corp.	5,860,000	83,580
Philippine Savings Bank	1,232,313	1,520,342
*Philippine Townships, Inc.	226,200	23,106
*Prime Media Holdings, Inc.	330,000	11,923
*Prime Orion Philippines, Inc.	12,310,000	131,556
*Rizal Commercial Banking Corp.	4,481,648	1,602,561
*Robinson’s Land Corp. Series B	17,781,700	4,555,153
Security Bank Corp.	2,362,810	2,738,697
*Shang Properties, Inc.	614,285	22,353
*SM Development Corp.	37,474,997	4,187,953

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
PHILIPPINES — (Continued)
*Solid Group, Inc.	10,648,000	$183,089
*Union Bank of the Philippines	2,567,094	2,093,357
*Universal Robina Corp.	16,573,345	6,047,967
Vista Land & Lifescapes, Inc.	45,259,868	1,780,940

TOTAL PHILIPPINES		62,630,484

POLAND — (1.9%)
*Agora SA	559,848	3,932,408
*Asseco Poland SA	483,351	9,899,987
*Bank Handlowy w Warszawie SA	83,949	2,141,814
*Bank Millennium SA	7,878,968	11,344,916
*Bank Przemyslowo Handlowy BPH SA	72,355	1,983,980
*Bioton SA	31,475,429	2,135,394
*BOMI SA	5,553	25,136
*Ciech SA	172,748	1,855,736
*Debica SA	111,346	2,488,966
*Dom Development SA	46,421	674,687
*Echo Investment SA	2,406,970	3,164,319
*Emperia Holding SA	16,989	494,508
*Farmacol SA	5,526	75,732
*Getin Holdings SA	1,681,394	5,213,107
*Grupa Kety SA	126,858	4,958,858
*Grupa Lotos SA	839,119	7,949,166
*Impexmetal SA	5,899,609	5,184,533
*ING Bank Slaski SA	4,428	1,053,311
*KGHM Polska Miedz SA	589,294	19,334,137
*Koelner SA	133,110	668,206
*Kredyt Bank SA	619,815	2,902,616
*LC Corp. SA	1,354,667	674,307
*Mostostal Warszawa SA	2,074	44,693
*Netia Holdings SA	3,441,202	5,381,230
*Orbis SA	541,449	6,678,295
*Pfleiderer Grajewo SA	55,572	303,950
*Pol-Aqua SA	12,548	72,577
*Polnord SA	129,030	1,451,840
*Polska Grupa Farmaceutyczna SA	248	3,615
*Polski Koncern Naftowy Orlen SA	5,310,008	60,618,532
*Przedsiebiorstwo Eksportu Inzyn Importu Kopex SA	343,200	2,904,426
*Stalexport SA	989,216	600,648
*Sygnity SA	125,585	524,621
*Synthos SA	9,098,514	3,881,823
*Zaklady Azotowe Pulawy SA	10,479	279,992
*Zaklady Azotowe w Tarnowie-Moscicach SA	18,179	91,271

TOTAL POLAND		170,993,337

RUSSIA — (3.6%)
*Gazprom OAO Sponsored ADR	9,063,215	219,767,149
*Lukoil OAO Sponsored ADR	1,585,302	86,694,914
*Magnitogorsk Iron & Steel Works Sponsored GDR	51,321	641,171
*RusHydro Sponsored ADR	643,944	2,782,530
*Surgutneftegaz Sponsored ADR	2,124,829	17,857,754

TOTAL RUSSIA		327,743,518

SOUTH AFRICA — (8.2%)
*ABSA Group, Ltd.	2,880,669	50,010,596
Adcorp Holdings, Ltd.	152,955	519,502
*Advtech, Ltd.	100,000	67,997
*Aeci, Ltd.	1,635,500	12,790,781
Afgri, Ltd.	4,018,467	3,129,029
African Bank Investments, Ltd.	3,883,766	14,755,040

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
SOUTH AFRICA — (Continued)
*African Oxygen, Ltd.	518,464	$1,528,211
*African Rainbow Minerals, Ltd.	1,156,023	25,135,238
*Allied Electronics Corp., Ltd.	540,180	2,024,702
*Allied Technologies, Ltd.	32,237	322,377
*ArcelorMittal South Africa, Ltd.	1,842,527	25,144,763
*Argent Industrial, Ltd.	1,272,940	1,444,517
*Argility, Ltd.	130,947	—
AST Group, Ltd.	1,842,229	282,743
*Aveng, Ltd.	3,537,517	16,182,070
*AVI, Ltd.	4,390,565	12,173,273
*Avusa, Ltd.	418,251	985,909
*Barloworld, Ltd.	2,477,983	14,098,322
*Basil Read Holdings, Ltd.	47,439	73,797
*Bell Equipment, Ltd.	411,045	528,237
Bidvest Group, Ltd.	192,795	3,249,160
Brait SA	86,565	238,106
*Business Connexion Group	641,608	455,622
Capitec Bank Holdings, Ltd.	157,130	1,584,443
*Cashbuild, Ltd.	11,531	110,335
#Caxton & CTP Publishers & Printers, Ltd.	3,015,054	5,628,607
*Cipla Medpro South Africa, Ltd.	3,287,982	2,277,090
*Clicks Group, Ltd.	20,522	69,582
*Corpgro, Ltd.	579,166	—
#*Data Tec, Ltd.	2,446,932	9,145,506
*Datacentrix Holdings, Ltd.	959,663	599,731
*Delta EMD, Ltd.	234,340	392,334
*Dimension Data Holdings P.L.C.	3,118,944	3,834,203
*Discovery Holdings, Ltd.	52,148	208,277
*Distell Group, Ltd.	394,476	3,409,882
*Distribution & Warehousing Network, Ltd.	216,722	206,897
#*Durban Roodeport Deep, Ltd.	1,462,175	873,888
*ElementOne, Ltd.	391,810	603,872
*Eqstra Holdings, Ltd.	1,046,627	860,651
*Exxaro Resources, Ltd.	14,593	198,418
Famous Brands, Ltd.	39,340	125,093
*FirstRand, Ltd.	4,812,380	11,654,482
*Foschini, Ltd.	150,297	1,090,251
*Freeworld Coatings, Ltd.	2,157,475	2,350,956
*Gold Fields, Ltd.	487,041	5,593,022
*Gold Fields, Ltd. Sponsored ADR	5,716,550	65,283,001
*Gold Reef Resorts, Ltd.	473,115	1,190,381
#*Grindrod, Ltd.	3,106,069	6,093,872
*Group Five, Ltd.	465,209	1,946,359
*Harmony Gold Mining Co., Ltd.	2,923,251	27,009,377
#*Harmony Gold Mining Co., Ltd. Sponsored ADR	867,204	7,952,261
*Highveld Steel & Vanadilum Corp., Ltd.	239,296	1,935,540
*Hudaco Industries, Ltd.	162,006	1,380,139
*Hulamin, Ltd.	882,088	1,501,383
*Iliad Africa, Ltd.	90,323	99,723
*Illovo Sugar, Ltd.	1,291,483	5,664,062
*Impala Platinum Holdings, Ltd.	300,321	7,642,554
*Imperial Holdings, Ltd.	1,765,005	18,413,788
Investec, Ltd.	2,346,934	16,309,088
*JCI, Ltd.	4,289,448	—
JD Group, Ltd.	1,041,484	5,987,024
*JSE, Ltd.	4,320	32,148
*Lewis Group, Ltd.	1,114,663	7,610,029
*Liberty Holdings, Ltd.	1,449,071	12,653,000
M Cubed Holdings, Ltd.	1,850,526	48,546
Medi-Clinic Corp., Ltd.	2,442,886	7,844,970
*Merafe Resources, Ltd.	17,016,521	2,890,229

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
SOUTH AFRICA — (Continued)
*Metair Investments, Ltd.	1,650,332	$1,146,399
*Metorex, Ltd.	3,338,600	1,972,816
*Metropolitan Holdings, Ltd.	8,819,158	15,330,992
*Mondi, Ltd.	1,313,556	7,701,210
*Murray & Roberts Holdings, Ltd.	824,495	4,169,418
*Mvelaphanda Group, Ltd.	4,125,843	4,050,082
*Nampak, Ltd.	5,935,508	12,240,809
*Naspers, Ltd. Series N	265,736	9,531,090
#*Nedbank Group, Ltd.	2,693,900	42,830,179
#*Northam Platinum, Ltd.	1,101,749	7,178,439
*Omnia Holdings, Ltd.	555,232	4,366,479
*Palabora Mining Co., Ltd.	192,276	2,712,033
*Peregrine Holdings, Ltd.	1,366,171	1,875,002
PSG Group, Ltd.	1,179,247	3,464,752
*Randgold & Exploration Co., Ltd.	256,811	—
Raubex Group, Ltd.	45,871	134,330
Redefine Income Fund, Ltd.	32,990	30,989
*Reunert, Ltd.	432,724	3,208,592
*Sanlam, Ltd.	28,700,406	85,795,960
*Sappi, Ltd.	3,628,102	15,141,567
#*Sappi, Ltd. Sponsored ADR	768,306	3,188,470
#*Sasol, Ltd. Sponsored ADR	704,259	25,775,879
*Sentula Mining, Ltd.	404,520	147,091
*Simmer & Jack Mines, Ltd.	1,049,068	247,114
*Spur Corp., Ltd.	385,679	529,922
*Standard Bank Group, Ltd.	1,122,093	15,900,840
Stefanutti Stocks Holdings, Ltd.	19,889	26,962
#Steinhoff International Holdings, Ltd.	12,161,893	30,781,646
*Sun International, Ltd.	4,401	53,317
*Telkom South Africa, Ltd.	2,104,916	9,083,436
*Telkom South Africa, Ltd. Sponsored ADR	5,288	92,804
*Tongaat-Hulett, Ltd.	266,171	3,433,041
*Trans Hex Group, Ltd.	34,840	17,204
*Trencor, Ltd.	1,468,675	5,039,511
*UCS Group, Ltd.	1,547,424	390,149
Value Group, Ltd.	976,777	443,634
*Woolworths Holdings, Ltd.	530,723	1,267,843
*Zeder Investments, Ltd.	293,652	71,727

TOTAL SOUTH AFRICA		754,816,714

SOUTH KOREA — (10.3%)
#*Aekyung Petrochemical Co., Ltd.	19,060	259,944
#*Asia Cement Manufacturing Co., Ltd.	28,888	1,342,179
#*Asia Paper Manufacturing Co., Ltd.	34,410	295,118
*Asiana Airlines, Inc.	523,420	1,653,533
#*Basic House Co., Ltd. (The)	82,060	506,598
#*Bing Grae Co., Ltd.	29,190	1,177,245
#*BNG Steel Co., Ltd.	41,370	271,246
*Boo Kook Securities Co., Ltd.	27,705	543,707
#*Boryung Pharmaceutical Co., Ltd.	14,939	420,394
*Busan Bank	917,340	8,967,107
#*BYC Co., Ltd.	810	87,457
#*Byuck San Corp.	10,472	77,510
#*Byuck San Engineering and Construction Co., Ltd.	87,860	189,981
Cheil Industrial, Inc.	62,174	2,981,138
#*Chin Hung International, Inc.	789,560	548,281
#*Chong Kun Dang Pharmaceutical Corp.	18,010	312,955
#*Choongwae Pharmaceutical Corp.	42,907	619,728
#*Chosun Refractories Co., Ltd.	10,390	487,211
#*Chungho Comnet Co., Ltd.	24,590	206,055
#*CJ Cheiljedang Corp.	37,817	6,788,020

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
#*CJ Corp.	92,912	$5,350,468
#*Cosmochemical Co., Ltd.	47,640	243,120
#*Crown Confectionery Co., Ltd.	3,342	173,234
*Dae Dong Industrial Co., Ltd.	17,320	319,877
#*Dae Sang Corp.	135,732	788,718
#Dae Won Kang Up Co., Ltd.	264,415	424,219
*Daeduck Electronics Co., Ltd.	227,450	1,183,858
#*Daeduck Industries Co., Ltd.	77,750	647,930
Daegu Bank Co., Ltd.	748,092	9,531,818
#*Daegu Department Store Co., Ltd.	52,221	533,997
#*Daehan Flour Mills Co., Ltd.	7,560	833,305
#*Daehan Steel Co., Ltd.	57,220	653,477
#Daehan Synthetic Fiber Co., Ltd.	5,193	277,501
*Daekyo Co., Ltd.	346,480	1,667,718
*Daelim Industrial Co., Ltd.	171,614	11,283,799
*Daelim Trading Co., Ltd.	31,734	112,111
#*Daesang Holdings Co., Ltd.	109,156	280,635
#*Daesung Industrial Co., Ltd.	8,895	573,096
#*Daewoo Engineering & Construction Co., Ltd.	951,350	9,700,277
#*Daewoo Motor Sales Corp.	245,067	1,506,739
#*Daewoong Co., Ltd.	17,680	267,697
#*Dahaam E-Tec Co., Ltd.	9,515	226,365
*Daishin Securities Co., Ltd.	261,351	3,416,317
#*Daiyang Metal Co., Ltd.	77,290	112,877
#*Daou Technology, Inc.	152,520	975,939
*Digital Power Communications Co., Ltd.	113,840	124,847
*Dong Ah Tire Industrial Co., Ltd.	69,104	433,737
*Dong Hai Pulp Co., Ltd.	6,457	31,386
*Dongbang Agro Co., Ltd.	53,610	294,896
#*Dongbu Corp.	73,520	472,162
#*Dongbu HiTek Co., Ltd.	113,424	590,528
#*Dongbu Securities Co., Ltd.	142,296	753,974
#*Dongbu Steel Co., Ltd.	149,594	1,184,860
*Dong-Il Corp.	6,537	266,906
#*Dongil Industries Co., Ltd.	9,175	432,808
#Dongkuk Steel Mill Co., Ltd.	242,562	4,777,161
*Dongwha Pharm Co., Ltd.	134,990	673,778
#*Dongwon F&B Co., Ltd.	12,686	498,959
#*Dongwon Systems Corp.	154,020	208,098
#*Dongyang Engineering & Construction Corp.	9,995	138,715
*Dongyang Express Bus Corp.	2,969	68,236
#Dongyang Mechatronics Corp.	151,347	662,750
#*Doosan Construction & Engineering Co., Ltd.	176,150	1,006,650
#*Doosan Heavy Industries & Construction Co., Ltd.	620	43,844
*DPI Co., Ltd.	22,738	99,277
#*Eagon Industrial Co., Ltd.	23,940	251,918
#*e-Starco Co., Ltd.	170,050	104,277
*Eugene Investment & Securities Co., Ltd.	3,040,139	2,282,282
*Fursys, Inc.	33,450	790,661
#*Gaon Cable Co., Ltd.	14,154	343,152
*GIIR, Inc.	1,610	15,106
#*Global & Yuasa Battery Co., Ltd.	40,870	736,858
*Golden Bridge Investment & Securities Co., Ltd.	21,530	39,935
#*Green Cross Holdings Corp.	9,276	686,917
*GS Holdings Corp.	320,680	9,514,539
#Gwangju Shinsegae Co., Ltd.	2,707	300,670
*Halla Climate Control Corp.	219,060	2,229,283
#*Halla Engineering & Construction Corp.	38,260	867,412
#Han Kuk Carbon Co., Ltd.	25,070	135,921
#*Han Yang Securities Co., Ltd.	66,910	585,537
*Hana Financial Group, Inc.	1,084,033	30,864,376

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
*Handok Pharmaceuticals Co., Ltd.	18,150	$214,611
*Handsome Corp.	110,990	1,363,310
*Hanil Cement Manufacturing Co., Ltd.	29,473	1,845,687
#*Hanil Construction Co., Ltd.	38,025	154,270
#*Hanil E-Wha Co., Ltd.	163,890	684,174
#*Hanjin Heavy Industries & Construction Co., Ltd.	203,224	3,751,630
#*Hanjin Heavy Industries & Construction Holdings Co., Ltd.	91,460	885,934
#*Hanjin Shipping Co., Ltd.	314,880	6,396,529
#*Hanjin Shipping Holdings Co., Ltd.	60,709	795,910
#*Hanjin Transportation Co., Ltd.	50,240	1,499,162
*Hankook Cosmetics Co., Ltd.	110,860	248,363
*Hankuk Electric Glass Co., Ltd.	1,230	29,342
#*Hankuk Glass Industries, Inc.	29,050	533,495
*Hankuk Paper Manufacturing Co., Ltd.	17,900	465,019
#*Hanshin Construction Co., Ltd.	24,880	331,316
#*Hansol Chemical Co., Ltd.	42,777	431,626
*Hansol Paper Co., Ltd.	209,734	1,752,738
#*Hanssem Co., Ltd.	60,410	625,031
#*Hanwha Chemical Corp.	504,522	6,304,354
*Hanwha Non-Life Insurance Co., Ltd.	19,664	185,475
#*Hanwha Securities Co., Ltd.	249,195	1,880,218
#*Hanwha Timeworld Co., Ltd.	9,000	99,230
*Heung-A Shipping Co., Ltd.	106,352	73,690
#*Hite Holdings Co., Ltd.	86,500	1,683,902
*HMC Investment Securities Co., Ltd.	96,061	1,670,732
#*Honam Petrochemical Corp.	88,378	8,527,091
#Hotel Shilla Co., Ltd.	67,520	1,150,832
#*Huneed Technologies	9,003	50,772
#*Husteel Co., Ltd.	25,630	353,255
*Hwa Sung Industrial Co., Ltd.	44,200	218,106
*Hwacheon Machine Tool Co., Ltd.	2,050	62,094
#*Hwashin Co., Ltd.	59,700	210,236
#*Hyosung T & C Co., Ltd.	140,707	9,791,978
#*Hyundai Cement Co., Ltd.	28,905	336,206
*Hyundai Development Co.	148,810	4,591,022
#*Hyundai DSF Co., Ltd.	38,700	266,403
*Hyundai Elevator Co., Ltd.	22,090	1,007,232
#*Hyundai H & S Co., Ltd.	22,361	1,346,744
*Hyundai Hysco	270,550	3,672,628
#*Hyundai Merchant Marine Co., Ltd.	332,911	8,270,764
Hyundai Mipo Dockyard Co., Ltd.	70,716	6,590,240
#Hyundai Motor Co., Ltd.	895,824	86,500,356
#Hyundai Pharmaceutical Ind. Co., Ltd.	104,700	196,214
*Hyundai Securities Co., Ltd.	755,949	8,868,380
#*Hyundai Steel Co.	238,900	17,462,817
#*Il Dong Pharmaceutical Co., Ltd.	23,534	635,112
#*Iljin Holdings Co., Ltd.	96,174	228,941
#*Ilshin Spinning Co., Ltd.	5,070	257,565
*Ilsung Pharmaceutical Co., Ltd.	9,060	483,580
*Industrial Bank of Korea, Ltd.	1,050,330	11,828,343
#*InziControls Co., Ltd.	27,640	70,945
#*IS Dongseo Co., Ltd.	45,400	288,267
#*ISU Chemical Co., Ltd.	40,930	427,220
#IsuPetasys Co., Ltd.	116,640	230,332
#*Jahwa Electronics Co., Ltd.	69,130	421,697
#*Jeil Pharmaceutical Co.	38,380	295,003
#Jeonbuk Bank, Ltd.	279,897	1,706,420
*Jinheung Mutual Savings Bank Co., Ltd.	144,160	490,819
#*K.C. Tech Co., Ltd.	125,925	500,083
#*KB Financial Group, Inc. ADR	1,786,083	76,337,187
KCC Corp.	30,892	9,045,187

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
#*Keangnam Enterprises, Ltd.	57,890	$469,864
#*Keyang Electric Machinery Co., Ltd.	187,450	355,028
#*KG Chemical Corp.	38,323	392,609
*Kia Motors Corp.	1,211,070	20,191,800
#*KIC, Ltd.	50,040	381,057
#*KISCO Corp.	29,571	1,130,041
*KISWIRE, Ltd.	50,083	1,511,053
#*Kodenshi Korea Corp.	64,590	176,658
#*Kolon Engineering & Construction Co., Ltd.	101,960	500,101
#Kolon Industries, Inc.	70,909	2,624,564
#*Korea Cast Iron Pipe Co., Ltd.	63,778	247,022
#*Korea Development Co., Ltd.	84,420	353,555
*Korea Development Leasing Corp.	14,092	389,734
#*Korea Electric Terminal Co., Ltd.	42,160	669,780
#*Korea Exchange Bank	1,497,450	16,934,524
#*Korea Express Co., Ltd.	44,750	2,071,442
#*Korea Flange Co., Ltd.	18,630	171,834
*Korea Investment Holdings Co., Ltd.	238,116	6,267,594
#*Korea Iron & Steel Co., Ltd.	9,993	545,904
#*Korea Kolmar Co., Ltd.	20,300	71,008
#*Korea Komho Petrochemical Co., Ltd.	69,229	1,129,985
#*Korea Line Corp.	35,553	1,251,580
*Korea Mutual Savings Bank	19,600	204,043
#*Korea Petrochemical Industry Co., Ltd.	25,400	861,567
*Korean Air Co., Ltd.	221,834	10,731,917
#*Korean Air Terminal Service Co., Ltd.	10,970	331,671
*Korean French Banking Corp.	358,946	246,608
#*KP Chemical Corp.	304,576	2,036,704
*KPX Chemical Co., Ltd.	10,134	391,810
*KPX Fine Chemical Co., Ltd.	1,486	78,046
#*KPX Holdings Corp.	7,249	366,789
#*KTB Securities Co., Ltd.	336,060	1,058,949
#Kukdo Chemical Co., Ltd.	21,360	483,096
#*Kumho Industrial Co., Ltd.	175,325	695,310
*Kumho Investment Bank.	637,880	593,199
#*Kumho Tire Co., Inc.	286,360	791,030
#*Kunsul Chemical Industrial Co., Ltd.	22,480	271,058
#*Kwang Dong Pharmaceutical Co., Ltd.	278,920	646,432
#Kyeryong Construction Industrial Co., Ltd.	32,010	536,250
#*Kyobo Securities Co., Ltd.	67,440	578,245
*Kyung Dong Navien Co., Ltd.	3,860	98,635
*Kyung Nong Corp.	60,670	224,975
#*Kyungbang Co., Ltd.	4,806	484,998
*Kyung-in Synthetic Corp.	125,280	386,223
#LG Display Co., Ltd.	444,000	14,353,122
#*LG Display Co., Ltd. ADR	1,606,037	26,049,920
#*LG Fashion Corp.	17,900	401,599
LG International Corp.	15,833	366,979
*LG Telecom, Ltd.	247,730	1,913,556
*Livart Furniture Co., Ltd.	14,170	100,088
#*Lotte Chilsung Beverage Co., Ltd.	4,465	3,180,299
#*Lotte Confectionary Co., Ltd.	4,663	4,946,288
#*Lotte Midopa Co., Ltd.	84,420	811,324
#*Lotte Sam Kang Co., Ltd.	5,689	1,165,952
#*Lotte Shopping Co., Ltd.	52,813	13,561,107
#*Meritz Securities Co., Ltd.	1,085,155	1,121,292
*Mi Chang Oil Industrial Co., Ltd.	3,650	125,793
*Moorim Paper Co., Ltd.	57,710	413,384
*Motonic Corp.	6,400	40,822
#*Namkwang Engineering & Construction Co., Ltd.	39,006	237,414
*Namyang Dairy Products Co., Ltd.	3,166	1,324,317

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
#*Nexen Corp.	6,410	$207,081
*NH Investment & Securities Co., Ltd.	176,431	1,511,505
#Nong Shim Co., Ltd.	16,560	3,246,892
*Nong Shim Holdings Co., Ltd.	13,419	755,209
*Noroo Paint Co., Ltd.	37,899	97,863
*ON*Media Corp.	378,990	1,126,447
#Ottogi Corp.	10,309	1,177,021
*Pacific Corp.	20,943	2,375,380
*Pacific Pharmaceutical Co., Ltd.	3,840	103,783
Pang Rim Co., Ltd.	15,040	161,237
*PaperCorea, Inc.	19,552	132,020
#Pohang Coated Steel Co., Ltd.	17,630	366,550
#*Poong Lim Industrial Co., Ltd.	74,350	154,874
#*Poongsan Corp.	104,030	1,773,085
#*Poongsan Holdings Corp.	29,678	494,434
POSCO	420	191,580
#*POSCO ADR	965,262	109,026,343
#*Pulmuone Co., Ltd.	6,125	263,224
*Pum Yang Construction Co., Ltd.	31,885	168,108
#*Pusan City Gas Co., Ltd.	65,770	1,142,048
#*S&T Daewoo Co., Ltd.	34,580	772,516
#S&T Dynamics Co., Ltd.	138,204	1,641,892
#S&T Holdings Co., Ltd.	52,273	672,814
*Sam Kwang Glass Industrial Co., Ltd.	19,870	705,449
*Sam Yung Trading Co., Ltd.	14,352	59,224
#*Sambu Construction Co., Ltd.	27,146	524,419
#*Samho International Co., Ltd.	12,120	34,328
*Samhwa Crown and Closure Co., Ltd.	1,749	31,709
*Samhwa Paints Industrial Co., Ltd.	48,610	181,562
#Samick Musical Instruments Co., Ltd.	621,710	449,842
Samsung Corp.	569,540	28,157,034
#Samsung Fine Chemicals Co., Ltd.	48,882	1,996,683
#Samsung SDI Co., Ltd.	193,959	22,624,975
#*Samwhan Corp.	40,500	333,746
*Samyang Corp.	36,876	1,259,078
#*Samyang Genex Co., Ltd.	12,242	666,632
*Samyang Tongsang Co., Ltd.	8,060	159,402
#*Samyoung Electronics Co., Ltd.	73,630	647,215
#*SC Engineering Co., Ltd.	34,640	145,191
#*Seah Besteel Corp.	100,300	1,290,192
*SeAH Holdings Corp.	12,561	634,721
#*SeAH Steel Corp.	17,133	513,209
#*Sebang Co., Ltd.	80,550	870,525
#*Sejong Industrial Co., Ltd.	101,600	564,374
#*SH Chemical Co., Ltd.	528,345	222,735
*Shell-Line Co., Ltd.	3,820	32,866
#*Shin Won Corp.	234,730	377,602
*Shin Young Securities Co., Ltd.	29,240	895,366
*Shin Young Wacoal, Inc.	273	23,784
#*Shinhan Engineering & Construction Co., Ltd.	23,320	206,484
*Shinhan Financial Group Co., Ltd.	532,486	18,592,934
#*Shinhan Financial Group Co., Ltd.. ADR	696,472	48,251,580
#*Shinpoong Pharmaceutical Co., Ltd.	13,200	343,727
#Shinsegae Engineering & Construction Co., Ltd.	8,470	94,751
#*Shinsung Holdings Co., Ltd.	79,589	277,402
*Shinsung Tongsang Co., Ltd.	342,500	135,338
#Silla Trading Co., Ltd.	26,105	256,531
#*Sindo Ricoh Co., Ltd.	32,751	1,522,252
#*SJM Co., Ltd.	60,580	255,152
#SK Co., Ltd.	182,809	13,086,574
#SK Energy Co., Ltd.	233,120	21,160,106

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
SK Gas Co., Ltd.	30,216	$1,180,325
#SK Networks Co., Ltd.	286,430	2,549,725
#SKC Co., Ltd.	143,710	2,070,784
#*SL Corp.	37,480	195,949
#*Ssangyong Cement Industry Co., Ltd.	193,556	1,304,125
#*STX Corp.	115,787	1,641,786
#*STX Engine Co., Ltd.	112,030	1,725,247
#*STX Offshore & Shipbuilding Co., Ltd.	282,490	2,829,474
#*STX Pan Ocean Co., Ltd.	634,500	6,415,936
#*Suheung Capsule Co., Ltd.	52,170	300,957
*Sung Bo Chemicals Co., Ltd.	4,130	108,418
#*Sung Shin Cement Co., Ltd.	69,040	496,332
*Sungchang Enterprise Holdings, Ltd.	1,970	30,464
#*Sungwon Corp.	69,880	92,010
#*Sunjin Co., Ltd.	7,650	228,097
Tae Kwang Industrial Co., Ltd.	3,447	2,027,385
#*Tae Kyung Industrial Co., Ltd.	92,200	388,074
#*Taeyoung Engineering & Construction	275,480	1,145,288
#*Tai Han Electric Wire Co., Ltd.	146,747	2,070,667
*Tai Lim Packaging Industries Co., Ltd.	134,200	113,642
#*Tec & Co.	427,170	111,731
#*Telcoware Co., Ltd.	36,000	254,466
*Tong Kook Corp.	607	816
*Tong Yang Securities, Inc.	300,000	2,761,524
#*TS Corp.	11,001	467,658
*Uangel Corp.	16,270	86,064
#*Unid Co., Ltd.	32,400	1,007,304
*Union Steel Manufacturing Co., Ltd.	38,857	639,832
Wiscom Co., Ltd.	32,980	113,787
#*Woongjin.Com Co., Ltd.	219,380	1,822,086
*Woori Finance Holdings Co., Ltd.	1,403,658	16,095,895
#*Woori Financial Co., Ltd.	59,070	380,634
*Woori Investment & Securities Co., Ltd.	528,120	6,878,998
#*YESCO Co., Ltd.	18,780	397,759
#*Yoosung Enterprise Co., Ltd.	109,716	198,265
#*Youlchon Chemical Co., Ltd.	82,970	585,319
*Young Poong Mining & Construction Corp.	18,030	854
#*Youngone Corp.	42,442	1,232,310
*Youngpoong Corp.	4,601	1,933,795
*Yuhwa Securities Co., Ltd.	28,680	351,647
*Zinus, Inc.	1,866	6,023

TOTAL SOUTH KOREA		945,394,334

TAIWAN — (10.9%)
*A.G.V. Products Corp.	3,043,429	1,076,404
*Abocom Systems, Inc.	340,752	128,519
*Acbel Polytech, Inc.	1,453,220	1,132,381
*Accton Technology Corp.	5,114,000	2,254,373
*Action Electronics Co., Ltd.	1,443,000	510,071
*Advancetek Enterprise Co., Ltd.	2,000	1,220
*Ambassador Hotel (The)	274,000	307,186
*Ampoc Far East Co., Ltd.	358,000	191,837
*Amtran Technology Co., Ltd.	1,845,693	1,832,351
*Arima Communication Corp.	2,339,000	1,012,612
*Arima Optoelectronics Corp.	1,045,000	327,719
*Asia Cement Corp.	11,500,327	10,851,592
*Asia Chemical Corp.	1,756,000	691,149
*Asia Optical Co, Inc.	1,337,000	2,781,410
*Asia Polymer Corp.	1,632,489	1,389,189
*Asia Vital Components Co., Ltd.	202,307	221,927
*Asustek Computer, Inc.	8,385,422	16,184,586

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*AU Optronics Corp.	4,093,812	$4,496,165
#*AU Optronics Corp. Sponsored ADR	5,821,675	63,689,122
*Audix Co., Ltd.	1,079,164	738,364
*Aurora Systems Corp.	383,281	249,574
*Avision, Inc.	1,507,555	727,872
*Bank of Kaohsiung Co., Ltd.	3,947,926	1,317,064
*Behavior Tech Computer Corp.	884,716	111,651
*Bes Engineering Corp.	10,945,443	2,730,359
*Biostar Microtech International Corp.	77,595	54,437
*C Sun Manufacturing, Ltd.	224,838	124,431
*Cameo Communications, Inc.	1,521,000	815,491
*Carnival Industrial Corp.	2,726,000	683,403
*Cathay Chemical Works, Inc.	857,000	293,872
*Cathay Real Estate Development Co., Ltd.	7,900,421	3,484,416
*Central Reinsurance Co., Ltd.	2,457,781	966,990
*Chain Qui Development Co., Ltd.	598,173	517,720
*Champion Building Materials Co., Ltd.	2,472,040	1,442,660
*Chang Hwa Commercial Bank	40,500,459	18,236,152
*Chang-Ho Fibre Corp.	192,000	64,540
*Charoen Pokphand Enterprises Co., Ltd.	1,344,000	624,810
*Cheng Loong Corp.	8,527,480	3,214,426
*Cheng Uei Precision Industry Co., Ltd.	235,620	479,908
*Chenming Mold Industrial Corp.	798,040	407,357
*Chi Mei Optoelectronic Corp.	39,881,932	31,012,454
*Chia Hsin Cement Corp.	4,419,594	2,170,912
*Chia Hsin Food & Synthetic Fiber Co., Ltd.	514,966	—
*Chien Shing Stainless Steel Co., Ltd.	2,280,000	457,850
*Chilisin Electronics Corp.	860,300	615,808
*China Airlines, Ltd.	5,973,866	1,995,161
*China Chemical & Pharmaceutical Co.	480,264	284,046
*China Development Financial Holding Corp.	81,400,032	22,515,857
*China Electric Manufacturing Co., Ltd.	361,200	224,869
*China General Plastics Corp.	3,008,000	1,151,249
*China Glaze Co., Ltd.	820,000	447,849
*China Man-Made Fiber Co., Ltd.	10,273,813	2,347,204
*China Metal Products Co., Ltd.	479,399	641,793
*China Motor Co., Ltd.	6,039,749	3,480,191
*China Petrochemical Development Corp.	13,753,580	5,118,741
*China Rebar Co., Ltd.	439,188	—
*China Steel Structure Co., Ltd.	885,219	687,076
*China Synthetic Rubber Corp.	3,312,711	3,195,339
*China United Trust & Investment Corp.	493,999	—
*China Wire & Cable Co., Ltd.	2,472,000	904,805
*Chinatrust Financial Holdings Co., Ltd.	57,940,946	31,541,730
*Chin-Poon Industrial Co., Ltd.	3,141,815	2,449,026
*Chun Yu Works & Co., Ltd.	2,079,000	619,676
*Chun Yuan Steel Industrial Co., Ltd.	3,664,191	1,444,072
*Chung Hsin Electric & Machinery Co., Ltd.	2,451,000	1,368,317
*Chung Hwa Pulp Corp.	4,631,419	2,051,540
*Chung Shing Textile Co., Ltd.	600	9
*Chungwa Picture Tubes Co., Ltd.	83,303,045	10,148,562
*CMC Magnetics Corp.	24,639,000	6,232,955
*Collins Co., Ltd.	1,769,823	609,125
*Compal Electronics, Inc.	2,428,705	3,367,044
*Compeq Manufacturing Co., Ltd.	8,639,000	2,472,499
*Compex International Co., Ltd.	46,400	290
*Continental Engineering Corp.	5,097,848	1,947,229
*Cosmos Bank Taiwan	935,757	258,434
*Da-Cin Construction Co., Ltd.	756,579	459,049
*Delpha Construction Co., Ltd.	1,642,528	595,430
*Depo Auto Parts Industrial Co., Ltd.	50,000	119,892

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Der Pao Construction Co., Ltd.	1,139,000	$29,236
*Diamond Flower Electric Instrument Co., Ltd.	69,281	81,934
*D-Link Corp.	1,911,780	1,997,783
*E.Sun Financial Holding Co., Ltd.	15,969,578	5,962,415
*Eastern Media International Corp.	8,183,399	1,872,036
*Eclat Textile Co., Ltd.	952,204	591,410
*Edom Technology Co., Ltd.	456,800	245,208
*Elite Material Co., Ltd.	102,237	68,050
*Elitegroup Computer Systems Co., Ltd.	6,985,066	2,888,712
*Enlight Corp.	1,184,549	47,282
*EnTie Commercial Bank	716,232	182,859
*Eva Airways Corp.	11,743,944	4,626,795
*Ever Fortune Industrial Co., Ltd.	409,000	4,225
*Everest Textile Co., Ltd.	3,474,002	676,213
*Evergreen International Storage & Transport Corp.	2,962,000	2,332,687
*Evergreen Marine Corp., Ltd.	10,174,527	5,872,369
*Everspring Industry Co., Ltd.	582,180	202,582
*Far Eastern Department Stores, Ltd.	3,267,064	3,108,071
*Far Eastern International Bank	11,102,514	3,536,161
*Federal Corp.	3,092,876	2,357,330
*First Copper Technology Co., Ltd.	2,596,750	1,087,561
*First Financial Holding Co., Ltd.	46,440,361	25,911,891
*First Hotel	664,339	552,744
*First Insurance Co., Ltd.. (The)	2,140,064	757,060
*First Steamship Co., Ltd.	215,717	318,200
*Formosa Chemicals & Fiber Co., Ltd.	3,318,660	7,165,611
*Formosa Taffeta Co., Ltd.	7,804,511	5,690,950
*Formosan Rubber Group, Inc.	2,180,000	1,820,528
*Formosan Union Chemical Corp.	702,078	284,217
*Fu I Industrial Co., Ltd.	290,400	77,826
*Fubon Financial Holding Co., Ltd.	32,256,000	37,523,410
*Fullerton Technology Co., Ltd.	299,000	312,175
*Fwuson Industry Co., Ltd.	1,737,220	651,949
*G Shank Enterprise Co., Ltd.	792,880	588,724
*G.T.M. Corp.	1,101,000	705,912
*Getac Technology Corp.	1,836,065	1,471,366
*Giantplus Technology Co., Ltd.	1,590,000	897,062
*Giga-Byte Technology Co., Ltd.	5,303,287	5,042,799
Gold Circuit Electronics, Ltd.	3,821,865	1,435,895
*Goldsun Development & Construction Co., Ltd.	9,610,427	4,021,653
*Good Will Instrument Co., Ltd.	383,670	277,945
*Grand Pacific Petrochemical Corp.	3,861,000	1,957,412
*Great China Metal Industry Co., Ltd.	1,577,000	989,160
*Great Wall Enterprise Co., Ltd.	1,059,393	1,079,876
*Hannstar Board Corp.	1,465,000	1,265,569
*HannStar Display Corp.	37,182,000	8,383,901
*Helix Technology, Inc.	29,585	—
*Hey Song Corp.	3,929,000	2,331,504
*Hitron Technologies, Inc.	759,335	489,525
*Ho Tung Holding Corp.	4,274,468	2,169,446
*Hocheng Corp.	2,671,300	901,720
*Hold-Key Electric Wire & Cable Co., Ltd.	1,689,548	1,069,657
*Holystone Enterprise Co., Ltd.	1,325,000	1,912,800
*Hong Tai Electric Industrial Co., Ltd.	2,166,000	866,938
*Hsin Kuang Steel Co., Ltd.	1,584,124	1,608,912
*Hsing Ta Cement Co., Ltd.	2,071,980	652,132
*Hua Eng Wire & Cable Co., Ltd.	4,644,035	1,571,735
*Hua Nan Financial Holding Co., Ltd.	8,889,258	5,138,841
*Hualon Corp.	257,040	8,690
*Hung Ching Development & Construction Co., Ltd.	1,838,468	1,165,688
*Hung Sheng Construction Co., Ltd.	3,953,000	2,377,514

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Hwa Fong Rubber Co., Ltd.	1,948,960	$891,794
*Ichia Technologies, Inc.	3,181,260	1,764,529
*Inernational Semiconductor Technology, Ltd.	2,788,000	1,323,100
*Innolux Display Corp.	11,558,140	18,930,146
*Inotera Memories, Inc.	3,280,070	2,333,334
*Inventec Corp.	14,868,859	8,486,104
*Jui Li Enterprise Co., Ltd.	712,760	202,209
*K Laser Technology, Inc.	843,601	534,399
*Kang Na Hsiung Co., Ltd.	1,409,078	915,418
*Kao Hsing Chang Iron & Steel Corp.	2,196,000	504,482
*Kaulin Manufacturing Co., Ltd.	1,259,656	738,433
*Kee Tai Properties Co., Ltd.	1,025,236	519,142
*King Yuan Electronics Co., Ltd.	10,624,862	4,989,508
*Kingdom Construction Co., Ltd.	907,000	744,323
*King’s Town Bank	5,689,012	1,430,775
*Kinko Optical Co., Ltd.	172,000	130,524
*Kinpo Electronics, Inc.	11,607,375	3,433,889
*Kuoyang Construction Co., Ltd.	641,029	481,646
*Kwong Fong Industries Corp.	4,296,000	1,323,034
*L&K Engineering Co., Ltd.	326,000	372,466
*Lan Fa Textile Co., Ltd.	2,409,703	661,056
*Lead Data Co., Ltd.	2,033,458	497,949
*Lealea Enterprise Co., Ltd.	5,585,000	1,408,272
*Lee Chang Yung Chemical Industry Corp.	2,306,713	2,686,001
*Lee Chi Enterprises Co., Ltd.	1,564,900	526,413
*Leofoo Development Co., Ltd.	1,777,000	1,048,232
*Li Peng Enterprise Co., Ltd.	4,587,712	1,896,916
*Lian Hwa Foods Corp.	157,000	64,544
*Lien Chang Electronic Enterprise Co., Ltd.	623,000	391,878
*Lien Hwa Industrial Corp.	4,294,640	2,015,670
*Lingsen Precision Industries, Ltd.	2,580,481	1,180,371
*Lite-On Semiconductor Corp.	642,000	404,533
*Lite-On Technology Corp.	10,539,645	13,362,283
*Long Bon International Co., Ltd.	2,839,301	1,559,807
*Long Chen Paper Co., Ltd.	4,559,369	1,458,219
*Lucky Cement Corp.	2,877,000	710,672
*Macronix International Co., Ltd.	25,770,028	14,332,365
*Marketech International Corp.	497,000	265,638
*Masterlink Securities Corp.	8,343,000	3,351,199
*Mayer Steel Pipe Corp.	988,364	718,760
*Maywufa Co., Ltd.	192,264	87,497
*Mega Financial Holding Co., Ltd.	69,737,000	37,521,138
*Megamedia Corp.	782	6
*Meiloon Co., Ltd.	1,024,352	407,566
*Mercuries & Associates, Ltd.	3,533,829	1,698,436
*Mercuries Data Co., Ltd.	649,800	183,171
*Merry Electronics Co., Ltd.	175,000	336,204
*Microelectronics Technology, Inc.	3,068,123	1,871,435
*Micro-Star International Co., Ltd.	6,989,985	4,328,131
*Mitac International Corp.	7,817,000	3,581,481
*Mobiletron Electronics Co., Ltd.	90,000	66,773
*Mustek Systems, Inc.	210,074	54,117
*Nantex Industry Co., Ltd.	1,576,232	1,034,671
*New Asia Construction & Development Co., Ltd.	1,011,542	220,593
*Nien Hsing Textile Co., Ltd.	3,910,000	2,102,487
*Ocean Plastics Co., Ltd.	7,776	5,378
*Optimax Technology Corp.	3,466,000	336,336
*Orient Semiconductor Electronics, Ltd.	372,276	94,451
*Oriental Union Chemical Corp.	3,567,225	2,695,962
*Pacific Construction Co., Ltd.	4,079,256	698,681
*Pan Jit International, Inc.	2,473,818	2,014,779

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Phihong Technology Co., Ltd.	2,254,661	$2,178,117
*Picvue Electronics, Ltd.	241,600	—
*Plotech Co., Ltd.	731,000	510,042
*Polaris Securities Co., Ltd.	5,840,000	2,951,166
*Potrans Electrical Corp.	1,139,000	155,451
*Pou Chen Corp.	12,362,500	9,275,087
*Powercom Co., Ltd.	209,000	148,226
*President Securities Corp.	2,644,000	1,544,464
*Prince Housing & Development Corp.	4,151,737	1,970,223
*Procomp Informatics, Ltd.	391,440	—
*Prodisc Technology, Inc.	6,185,157	122,487
*Promate Electronic Co., Ltd.	282,000	204,551
*Qisda Corp.	7,579,952	3,918,042
*Quintain Steel Co., Ltd.	2,435,250	784,847
*Radiant Opto-Electronics Corp.	2,962,000	4,081,417
*Radium Life Tech Corp.	1,254,865	1,040,392
*Ralec Electronic Corp.	383,163	574,104
*Rechi Precision Co., Ltd.	1,701,000	586,758
*Ritek Corp.	23,019,622	5,829,112
*Sainfoin Technology Corp.	835,498	—
*Sampo Corp.	7,195,684	1,221,459
*Sanyang Industrial Co., Ltd.	6,088,268	2,297,340
*Sanyo Electric Co., Ltd.	368,000	364,785
*Sheng Yu Steel Co., Ltd.	1,716,000	1,203,118
*Shihlin Electric & Engineering Corp.	2,599,000	3,145,113
*Shin Kong Financial Holding Co., Ltd.	15,166,021	5,777,698
*Shinkong Co., Ltd.	2,182,412	1,396,525
*Shinkong Synthetic Fibers Co., Ltd.	10,443,342	3,368,471
*Sigurd Microelectronics Corp.	2,269,608	1,252,901
*Silicon Integrated Systems Corp.	4,814,165	3,405,345
*Sinbon Electronics Co., Ltd.	1,284,000	822,401
*Sincere Navigation Corp.	538,692	663,467
*Sinkang Industries Co., Ltd.	806,669	558,286
*Sinon Corp.	3,047,877	1,231,831
*SinoPac Holdings Co., Ltd.	60,339,809	19,770,938
*Siward Crystal Technology Co., Ltd.	933,875	405,410
*Solomon Technology Corp.	1,316,950	541,090
*South East Soda Manufacturing Co., Ltd.	927,500	865,244
*Southeast Cement Co., Ltd.	3,208,700	1,100,029
*SPI Electronic Co., Ltd.	272,500	333,127
*Spirox Corp.	442,662	304,265
*Springsoft, Inc.	1,312,000	1,386,128
*Standard Chemical & Pharmaceutical Co., Ltd.	155,310	124,831
*Standard Foods Taiwan, Ltd.	158,250	197,338
*Star Travel Taiwan Co., Ltd.	275,460	220,482
*Stark Technology, Inc.	827,200	697,683
*Sunonwealth Electric Machine Industry Co., Ltd.	728,421	605,468
*Sunplus Technology Co., Ltd.	4,538,620	4,243,240
*Sweeten Construction Co., Ltd.	520,000	279,368
*Sysware Systex Corp.	828,801	1,107,865
*T JOIN Transportation Co., Ltd.	2,108,000	1,380,628
*Ta Chen Stainless Pipe Co., Ltd.	2,078,864	1,526,318
*Ta Chong Bank, Ltd.	14,818,906	2,847,550
*Ta Ya Electric Wire & Cable Co., Ltd.	5,127,732	1,277,391
*Ta Yih Industrial Co., Ltd.	192,000	221,382
*Tah Hsin Industrial Corp.	1,452,000	1,005,812
*Ta-I Technology Co., Ltd.	1,330,195	1,633,488
*Taichung Commercial Bank	9,743,754	2,406,592
*Tainan Enterprises Co., Ltd.	536,850	541,986
*Tainan Spinning Co., Ltd.	10,204,000	3,797,265
*Taishin Financial Holdings Co., Ltd.	46,043,000	18,520,395

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Taisun Enterprise Co., Ltd.	2,050,721	$756,761
*Taita Chemical Co., Ltd.	2,126,400	835,018
*Taiwan Business Bank	28,343,549	7,311,381
*Taiwan Cement Corp.	15,674,807	14,547,115
*Taiwan Cogeneration Corp.	2,440,000	1,231,873
*Taiwan Cooperative Bank	32,873,902	19,184,625
*Taiwan Flourescent Lamp Co., Ltd.	756,000	70,522
*Taiwan Fu Hsing Industrial Co., Ltd.	536,000	332,249
*Taiwan Glass Industrial Corp.	8,054,803	6,696,823
*Taiwan International Securities Corp.	1,554,000	445,014
*Taiwan Kai Yih Industrial Co., Ltd.	1,033,060	920,710
*Taiwan Kolin Co., Ltd.	5,797,000	—
*Taiwan Mask Corp.	2,615,000	991,638
*Taiwan Paiho Co., Ltd.	1,557,000	1,191,524
*Taiwan Pulp & Paper Corp.	2,425,000	749,706
*Taiwan Sakura Corp.	1,660,869	739,490
*Taiwan Sogo Shinkong Security Co., Ltd.	1,356,205	930,291
*Taiwan Styrene Monomer Corp.	4,013,856	2,228,074
*Taiwan Tea Corp.	2,637,273	1,491,995
*Taiyen Biotech Co., Ltd.	1,776,000	1,053,042
*Tatung Co., Ltd.	36,756,000	7,988,306
*Teapo Electronic Corp.	2,496,670	389,887
*Teco Electric & Machinery Co., Ltd.	15,963,834	6,433,357
*Tecom, Ltd.	805,753	307,535
*Test-Rite International Co., Ltd.	1,786,332	981,202
*Ton Yi Industrial Corp.	7,349,810	2,678,062
*Tong-Tai Machine & Tool Co., Ltd.	185,000	147,283
*Topco Scientific Co., Ltd.	583,000	764,826
*Tsann Kuen Enterprise Co., Ltd.	183,640	297,576
*Tung Ho Steel Enterprise Corp.	2,878,769	3,203,510
*TYC Brother Industrial Co., Ltd.	1,596,048	1,085,490
*Tycoons Group Enterprise Co., Ltd.	3,989,000	925,080
*Tze Shin International Co., Ltd.	981,665	401,358
*Unimicron Technology Corp.	4,999,416	6,048,034
*Union Bank of Taiwan	9,425,577	1,738,060
*Unitech Electronics Co., Ltd.	1,249,739	713,249
*Unitech Printed Circuit Board Corp.	3,176,265	1,121,685
*United Integration Service Co., Ltd.	1,578,000	1,413,399
*United Microelectronics Corp.	106,490,069	52,635,383
*Universal Cement Corp.	4,398,551	2,219,090
*Universal Microelectronics Co., Ltd.	747,491	332,892
*Universal Scientific Industrial Co., Ltd.	7,245,366	4,682,913
*Universal, Inc.	46,660	33,393
*UPC Technology Corp.	5,203,437	2,682,811
*USI Corp.	5,122,000	3,140,394
*U-TECH Media Corp.	1,566,799	768,007
*Ve Wong Corp.	1,334,600	1,014,964
*Waffer Technology Co., Ltd.	1,131,000	351,637
*Wah Lee Industrial Corp.	16,000	20,326
*Walsin Lihwa Corp.	23,434,412	7,960,304
*Walsin Technology Corp., Ltd.	4,207,876	2,101,398
*Walton Advanced Engineering, Inc.	629,000	295,132
*Wan Hai Lines Co., Ltd.	2,462,000	1,230,329
*Wan Hwa Enterprise Co., Ltd.	798,919	429,161
*Waterland Financial Holdings	20,372,080	6,438,644
*Wei Chih Steel Industrial Co., Ltd.	1,615,898	492,018
*Weikeng Industrial Co., Ltd.	1,344,000	795,201
*Wellypower Optronics Corp.	123,000	139,991
*Winbond Electronics Corp.	29,524,000	7,207,566
*Wintek Corp.	8,764,000	6,784,320
*Wistron NeWeb Corp.	360,950	571,078

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*WT Microelectronics Co., Ltd.	1,653,000	$1,212,370
*Wus Printed Circuit Co., Ltd.	3,176,928	1,171,832
*Yageo Corp.	26,995,840	9,358,693
*Yang Ming Marine Transport Corp.	11,471,615	4,112,385
*Yeung Cyang Industrial Co., Ltd.	951,667	741,320
*Yieh Phui Enterprise Co., Ltd.	9,876,179	3,768,564
*Yosun Industrial Corp.	2,450,044	2,326,154
*Yuanta Financial Holding Co., Ltd.	8,303,422	5,267,322
*Yuen Foong Yu Paper Manufacturing Co., Ltd.	10,035,018	3,869,758
*Yulon Motor Co., Ltd.	11,058,572	11,097,879
*Yulon Nissan Motor Co., Ltd.	348,000	672,256
*Yung Chi Paint & Varnish Manufacturing Co., Ltd.	65,687	88,234
*Yung Tay Engineering Co., Ltd.	3,315,000	2,405,013
*Zenitron Corp.	1,400,000	936,936
*Zig Sheng Industrial Co., Ltd.	4,011,378	1,500,693
*Zippy Technology Corp.	343,000	254,739
*Zyxel Communication Corp.	4,187,000	3,353,825

TOTAL TAIWAN		999,185,789

THAILAND — (1.8%)
*Aapico Hitech PCL (Foreign)	539,800	141,475
*ACL Bank PCL (Foreign)	5,139,500	1,687,620
*Asia Plus Securities PCL (Foreign)	7,008,500	314,585
*Ayudhya Insurance PCL (Foreign)	228,500	103,942
*Bangchak Petroleum PCL (Foreign)	4,344,700	1,858,555
*Bangkok Bank PCL (Foreign)	4,453,800	15,161,301
*Bangkok Bank PCL (Foreign) NVDR	4,490,900	15,287,595
*Bangkok Expressway PCL (Foreign)	3,883,500	2,351,509
*Bangkok First Investment & Trust PCL (Foreign)	521,300	59,990
Bangkok Insurance PCL (Foreign)	87,880	635,373
*Bangkokland PCL	78,669,103	1,232,352
*Bank of Ayudhya PCL (Foreign)	16,269,800	9,606,509
*Cal-Comp Electronics (Thailand) PCL (Foreign)	15,897,600	1,455,903
Capital Nomura Securities PCL (Foreign)	478,400	305,530
Capital Nomura Securities PCL (Foreign) NVDR	45,000	28,739
*Central Plaza Hotel PCL (Foreign)	6,525,000	766,606
*Charoen Pokphand Foods PCL (Foreign)	13,430,540	4,652,846
*Delta Electronics (Thailand) PCL (Foreign)	4,830,100	2,546,370
*Eastern Water Resources Development & Management PCL (Foreign)	9,535,200	1,223,677
*Erawan Group PCL (Foreign)	4,288,950	302,339
*G J Steel PCL (Foreign)	208,666,400	1,131,494
*Hana Microelectronics PCL (Foreign)	1,555,000	983,732
*Hermraj Land & Development PCL (Foreign)	64,383,100	1,474,052
*ICC International PCL (Foreign)	2,710,500	3,184,501
*IRPC PCL (Foreign)	68,871,400	9,045,920
*Italian-Thai Development PCL (Foreign) NVDR	17,827,500	1,471,527
*Jasmine International PCL (Foreign)	6,917,600	97,945
*Kasikornbank PCL (Foreign)	1,193,700	3,164,501
*Kasikornbank PCL (Foreign) NVDR	164,500	408,834
*Kiatnakin Finance PCL (Foreign)	2,815,900	2,044,380
*Krung Thai Bank PCL (Foreign)	36,862,700	10,660,700
*Laguna Resorts & Hotels PCL (Foreign)	1,342,400	1,617,593
*Loxley PCL (Foreign)	3,313,700	203,644
*MBK Development PCL (Foreign)	888,800	1,934,502
*Padaeng Industry PCL (Foreign) NVDR	1,600,800	814,988
*Polyplex PCL (Foreign)	5,424,000	1,013,068
Precious Shipping PCL (Foreign)	3,543,300	2,006,749
*PTT Aromatics & Refining PCL (Foreign)	6,444,516	4,775,873
*PTT Chemical PCL (Foreign)	4,681,310	11,951,831
*Quality Houses PCL (Foreign)	2,604,400	174,176
*Regional Container Lines PCL (Foreign)	5,884,700	1,701,856

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
THAILAND — (Continued)
*Rojana Industrial Park PCL (Foreign)	322,500	$86,952
*Saha Pathana Inter-Holding PCL (Foreign)	3,262,400	1,690,414
*Saha Pathanapibul PCL (Foreign)	1,594,833	984,910
*Saha-Union PCL (Foreign)	2,976,400	1,757,416
*Sahaviriya Steel Industries PCL (Foreign)	68,900,700	2,324,711
*Sansiri PCL (Foreign)	9,982,900	1,311,205
*Serm Suk PCL (Foreign) NVDR	39,000	18,446
*Shinawatra Satellite PCL (Foreign)	5,868,900	1,193,405
*Siam City Bank PCL (Foreign)	5,850,600	5,419,670
*Siam Commercial Bank PCL (Foreign)	3,303,900	7,937,521
Siam Makro PCL (Foreign)	42,200	110,601
*Sri Trang Agro Industry PCL (Foreign)	140,000	109,655
*Supalai PCL (Foreign)	8,329,366	1,505,534
*Tata Steel (Thailand) PCL (Foreign)	27,838,200	1,517,914
*Thai Oil PCL (Foreign)	2,420,800	2,971,761
*Thai Plastic & Chemicals PCL (Foreign)	3,787,100	2,053,556
Thai Rayon PCL (Foreign)	165,000	233,620
*Thai Stanley Electric (Thailand) PCL (Foreign)	136,700	469,462
*Thai Union Frozen Products PCL (Foreign)	810,500	805,739
*Thai Wacoal PCL (Foreign)	93,300	105,400
*Thanachart Capital PCL (Foreign)	6,228,800	3,640,269
*Thoresen Thai Agencies PCL (Foreign)	2,560,800	2,044,320
*Ticon Industrial Connection PCL (Foreign)	607,000	160,916
*Tisco Financial Group PCL (Foreign)	1,041,700	690,387
#*Total Access Communication PCL (Foreign) ADR	1,264,380	1,365,530
*TPI Polene PCL (Foreign)	9,987,124	2,512,200
*Tycoons Worldwide Group PCL (Foreign)	1,243,300	186,523
*Univentures PCL (Foreign)	3,481,400	234,925
*Vinythai PCL (Foreign)	5,239,317	1,033,816

TOTAL THAILAND		164,061,460

TURKEY — (2.4%)
*Adana Cimento Sanayi Ticaret A.S.	554,691	201,339
*Akbank T.A.S.	762	4,449
*Akcansa Cimento Sanayi ve Ticaret A.S.	317,432	1,551,728
*Akenerji Elektrik Uretim A.S.	129,711	1,574,143
*Aksa Akrilik Kimya Sanayii A.S.	1,424,767	2,390,736
*Aksigorta A.S.	1,324,168	1,634,752
*Alarko Holding A.S.	1,013,092	2,819,523
*Alternatifbank A.S.	1	1
*Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	1	4
*Anadolu Anonim Turk Sigorta Sirketi A.S.	2,512,298	2,506,536
*Anadolu Cam Sanayii A.S.	1,486,817	2,109,504
*Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	1	4
*Arcelik A.S.	1,552,149	6,136,567
*Aselsan Elektronik Sanayi Ve Ticaret A.S.	207,619	1,777,574
*Asya Katilim Bankasi A.S.	123,911	321,748
*Ayen Enerji A.S.	415,323	780,738
*Aygaz A.S.	1,118,602	4,876,936
*Bagfas Bandirma Gubre Fabrikalari A.S.	1,931	148,291
*Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	1	3
*Bati Anabolu Cimento A.S.	280,524	1,317,302
*Bolu Cimento Sanayii A.S.	787,034	1,025,965
*Borusan Mannesmann Boru Sanayi A.S.	14,873	137,461
*Cemtas Celik Makina Sanayi ve Ticaret A.S.	1	1
*Cimsa Cimento Sanayi ve Ticaret A.S.	518,069	2,735,938
*Deva Holding A.S.	35,166	88,554
*Dogan Gazetecilik A.S.	515,628	1,231,497
*Dogan Sirketler Grubu Holding A.S.	9,540,148	6,956,934
*Dogan Yayin Holding A.S.	2,311,143	2,342,423
*Dogus Otomotiv Servis ve Ticaret A.S.	335,434	1,198,998

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
TURKEY — (Continued)
*EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	1,801,852	$3,400,138
*Enka Insaat ve Sanayi A.S.	1	5
*Eregli Demir ve Celik Fabrikalari Turk A.S.	7,385,547	23,267,337
*Finans Fin Kirala T.A.S.	198,362	294,013
*Fortis Bank A.S.	1	1
*Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.	2,246	248,374
*Gentas Clenel Metal Sanayi ve Ticaret A.S.	1	1
*Global Yatirim Holding A.S.	2,295,251	1,248,471
*Goldas Kuyumculuk Sanayi A.S.	552,019	454,196
*Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	24,412	929,131
*Goodyear Lastikleri T.A.S.	124,529	1,160,292
*GSD Holding A.S.	2,497,284	1,532,080
*Gubre Fabrikalari Ticaret A.S.	1	5
*Gunes Sigorta A.S.	439,694	708,429
*Haci Omer Sabanci Holding A.S.	948,114	4,085,743
*Hektas Ticaret T.A.S.	1	—
*Hurriyet Gazetecilik ve Matbaacilik A.S.	2,245,783	2,835,831
*Ihlas Holding A.S.	3,918,431	1,660,906
*Is Yatirim Menkul Degerler A.S.	105,218	217,933
*Izmir Demir Celik Sanayii A.S.	796,660	1,205,542
*Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	2,360,622	1,300,520
*Karton Sanayi ve Ticaret A.S.	9,078	645,218
*Koc Holding A.S. Series B	5,412,771	18,325,915
*Konya Cimento Sanayii A.S.	6,740	430,359
*Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	1,257,505	2,257,967
*Mardin Cimento Sanayii ve Ticaret A.S.	—	1
*Marshall Boya ve Vernik Sanayii A.S.	27,296	238,989
*Medya Holdings A.S.	33,508	—
*Menderes Tekstil Sanayi ve Ticaret A.S.	1	—
*Net Holding A.S.	179,721	75,694
*Net Turizm Ticaret ve Sanayi A.S.	1,033,537	840,550
*Nortel Networks Netas Telekomuenikasyon A.S.	67,409	2,608,462
*Petkim Petrokimya Holding A.S.	904,477	5,404,377
*Pinar Entegre Et ve Un Sanayi A.S.	231,479	755,369
*Pinar Sut Mamulleri Sanayii A.S.	178,141	883,423
*Raks Elektronik Sanayi ve Ticaret A.S.	5,859	3,092
*Sabah Yayincilik A.S.	31,938	81,085
*Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	649,929	1,300,643
*Sekerbank T.A.S.	1,552,724	2,660,145
*Tekfen Holding A.S.	1,437,073	5,350,242
*Tekstil Bankasi A.S.	1,116,413	816,734
*Tire Kutsan Oluklu Mukavva Kutu Ve Kagit Sanayii A.S.	1	1
*Tofas Turk Otomobil Fabrikasi A.S.	1,022,227	3,846,180
*Trakya Cam Sanayii A.S.	2,301,706	3,101,993
*Turcas Petrol A.S.	436,200	1,544,934
*Turk Ekonomi Bankasi A.S.	2,246,859	3,774,263
*Turk Hava Yollari A.S.	2,610,500	9,518,252
*Turk Sise ve Cam Fabrikalari A.S.	4,183,331	5,406,117
*Turkiye Garanti Bankasi A.S.	1,880,615	7,887,465
*Turkiye Is Bankasi A.S.	3,368,436	14,796,946
*Turkiye Sinai Kalkinma Bankasi A.S.	2,955,458	3,741,298
*Turkiye Vakiflar Bankasi T.A.O.	7,707,611	20,431,808
*Ulker Biskuvi Sanayi A.S.	1,028,681	2,655,903
*Uzel Makina Sanayii A.S.	275,043	143,333
*Vestel Beyaz Esya Sanayi ve Ticaret A.S.	496,628	1,250,699
*Vestel Elektronik Sanayi ve Ticaret A.S.	1,086,476	1,955,385
*Yapi ve Kredi Bankasi A.S.	3,784,468	9,113,793

TOTAL TURKEY		222,265,232

TOTAL COMMON STOCKS		8,027,175,957

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
PREFERRED STOCKS — (4.6%)
BRAZIL — (4.6%)
*Banco Alfa de Investimento SA	61,726	$231,186
Banco Bradesco SA Sponsored ADR	383,643	6,353,121
*Braskem SA Preferred A	1,479,200	10,405,407
#*Braskem SA Preferred A Sponsored ADR	306,860	4,268,423
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	359,221	12,053,437
#Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	12,781	852,748
*Companhia de Tecidos Norte de Minas	890,475	2,654,891
Confab Industrial SA	3,302,112	8,653,811
Forjas Taurus SA	659,791	2,100,131
Gerdau SA	2,445,084	32,869,193
#Gerdau SA Sponsored ADR	4,348,258	58,484,070
*Gol Linhas Aereas Inteligentes SA	694,900	8,515,751
*Inepar Industria e Construcoes SA	63,572	265,080
Investimentos Itau SA	4,019,175	23,944,474
Klabin SA	5,296,604	13,712,163
Mahle-Metal Leve SA Industria e Comercio	4,000	53,029
*Mangels Industrial SA	3,600	23,873
Marcopolo SA	1,886,030	7,594,147
Metalurgica Gerdau SA	4,022,600	66,879,726
Randon e Participacoes SA	616,500	5,003,952
Sao Paulo Alpargatas SA	43,700	2,819,056
Saraiva SA Livreiros Editores	21,000	384,350
Suzano Papel e Celullose SA	1,964,839	21,170,228
*Telemar Norte Leste SA	549,500	16,044,817
*Ultrapar Participacoes SA	170,741	7,508,981
#*Ultrapar Participacoes SA Sponsored ADR	305,961	13,440,867
*Uniao de Industrias Petroquimicas SA Series B	7,370,473	4,066,468
Usinas Siderurgicas de Minas Gerais SA Series A	3,546,355	93,315,230
*Vale SA Series B	239,144	—
Whirlpool SA	72,600	136,727

TOTAL BRAZIL		423,805,337

INDIA — (0.0%)
*Ispat Industries, Ltd.	1,463,759	97,815

MALAYSIA — (0.0%)
*Malayan United Industries Berhad A1	1,526,067	93,953
*Malayan United Industries Berhad A2	1,526,067	85,005

TOTAL MALAYSIA		178,958

TOTAL PREFERRED STOCKS		424,082,110

RIGHTS/WARRANTS — (0.0%)
INDONESIA — (0.0%)
*PT AKR Corporindo Tbk Rights 02/10/10	356,400	12,198
*PT Energi Mega Persada Tbk Rights 02/08/10	214,842,331	45,956

TOTAL INDONESIA		58,154

MALAYSIA — (0.0%)
*Hunza Properties Berhad Rights 02/19/10	309,990	48,621
*KPJ Healthcare Berhad Warrants 01/10/15	950,937	345,694
*Malaysian Resources Corp. Berhad Rights 02/19/10	25,000	2,125
*Media Prima Berhad Warrants 12/31/14	57,522	8,432
*MISC Berhad Rights 02/09/10	55,040	10,246
*OSK Holdings Berhad Warrants 09/30/12	93,339	3,147
*Sarawak Oil Palms Berhad Warrants 01/19/11	53,568	25,991

TOTAL MALAYSIA		444,256

POLAND — (0.0%)
*Boryszew SA Rights	328,915	844,628

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
THAILAND — (0.0%)
*Bangkok Land PCL (Foreign) Warrants 01/07/10	15,090,426	$50,006
*Bangkokland PCL (Foreign) Warrants 01/07/10	3,987,333	1,201
*Sansiri PCL (Foreign) Warrants 01/20/15	4,991,450	—

TOTAL THAILAND		51,207

TOTAL RIGHTS/WARRANTS		1,398,245

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 02/01/10 (Collateralized by $54,205,000 FNMA 6.50%, 06/25/39 , valued at $57,728,325) to be repurchased at $56,870,900	$56,870	56,870,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (7.3%)
§@DFA Short Term Investment Fund LP	664,082,465	664,082,465
@Repurchase Agreement, Deutsche Bank Securities 0.12%, 02/01/10 (Collateralized by $80,728,908 FNMA 7.500%, 11/01/37, valued at $509,257) to be repurchased at $499,277	$499	499,272

TOTAL SECURITIES LENDING COLLATERAL		664,581,737

TOTAL INVESTMENTS — (100.0%) (Cost $7,593,403,287)##		$9,174,108,049

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

Summary of inputs used to value the Fund’s investments as of January 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$571,175,052	—	—	$571,175,052
Chile	258,878,595	—	—	258,878,595
China	91,690,434	$903,551,945	—	995,242,379
Czech Republic	—	36,850,902	—	36,850,902
Hungary	—	176,674,646	—	176,674,646
India	131,920,513	879,449,363	—	1,011,369,876
Indonesia	5,048,222	230,431,141	—	235,479,363
Israel	11,108,840	225,068,029	—	236,176,869
Malaysia	2,468,376	316,548,968	—	319,017,344
Mexico	536,813,317	2,406,746	—	539,220,063
Philippines	11,923	62,618,561	—	62,630,484
Poland	—	170,993,337	—	170,993,337
Russia	—	327,743,518	—	327,743,518
South Africa	102,292,415	652,524,299	—	754,816,714
South Korea	266,061,559	679,332,775	—	945,394,334
Taiwan	64,025,458	935,160,331	—	999,185,789
Thailand	164,061,460	—	—	164,061,460
Turkey	6,921,575	215,343,657	—	222,265,232
Preferred Stocks
Brazil	423,805,337	—	—	423,805,337
India	—	97,815	—	97,815
Malaysia	178,958	—	—	178,958
Rights/Warrants
Indonesia	45,956	12,198	—	58,154
Malaysia	393,510	50,746	—	444,256
Poland	—	844,628	—	844,628
Thailand	51,207	—	—	51,207
Temporary Cash Investments	—	56,870,000	—	56,870,000
Securities Lending Collateral	—	664,581,737	—	664,581,737

TOTAL	$2,636,952,707	$6,537,155,342	—	$9,174,108,049

Organization

Dimensional Emerging Markets Value Fund (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940. The Fund’s advisor is Dimensional Fund Advisors LP.

Security Valuation

Securities held by the Fund (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Fund that are listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The Fund will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities market is completed each day at the close of the Tokyo Stock Exchange (normally, 7:00 a.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, for example, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Fund. When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A summary of the inputs used to value the Fund’s investments by each major security type and country is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Financial Instruments

In accordance with the Fund’s investment objectives and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Repurchase Agreements: The Fund may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on January 29, 2010.

2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

Derivative Financial Instruments:

Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund’s results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Fund.

3. Futures Contracts: The Fund may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. The Fund entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

At January 31, 2010, the Fund had no outstanding futures contracts.

Federal Tax Cost

At January 31, 2010, the total cost of securities for federal income tax purposes was $7,605,005,518 for Dimensional Emerging Markets Value Fund.

Recent Issued Accounting Standards

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

Subsequent Event Evaluations

Management has evaluated the impact of all subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

(a)	Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Emerging Markets Value Fund

By:	/s/ DAVID G. BOOTH
David G. Booth Chairman, Trustee, President and Co-Chief Executive Officer

Date: March 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ DAVID G. BOOTH
David G. Booth Principal Executive Officer Dimensional Emerging Markets Value Fund

Date: March 29, 2010

By:	/s/ DAVID R. MARTIN
David R. Martin Principal Financial Officer Dimensional Emerging Markets Value Fund

Date: March 29, 2010